United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments (Unaudited)

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

INVESTMENT SECURITIES

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks
Bermuda
Consumer Discretionary
Orient-Express Hotels Ltd.	396	$3,524	0.00%
Total Consumer Discretionary		$3,524	0.00%

Consumer Staples
Cosan Ltd. - Class A	3,232	$51,260	0.03%
Total Consumer Staples		$51,260	0.03%

Energy
SeaDrill Limited	650	$25,493	0.02%
Total Energy		$25,493	0.02%

Financials
PartnerRe Ltd.	34	$2,526	0.00%
White Mountains Insurance Group, Ltd.	33	$16,940	0.01%
Total Financials		$19,466	0.01%

Industrials
Aircastle Ltd.	5,977	$67,719	0.04%
Total Industrials		$67,719	0.04%

Total Bermuda		$167,462	0.10%

Brazil
Energy
Petroleo Brasileiro Sa Petro - Adr	19,886	$456,085	0.29%
Ultrapar Holdings Inc. - Adr	44	$982	0.00%
Total Energy		$457,067	0.29%

Telecommunication Services
TIM Participacoes S.A. - Adr	10,662	$204,924	0.13%
Total Telecommunication Services		$204,924	0.13%

Utilities

See Accompanying Notes to Financial Statements.

III -1

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Cia Energetica de Minas Gerais - Adr	32,250	$390,870	0.25%
Companhia De Saneamento Basico Do Estado De Sao	8,345	$677,697	0.43%
Paulo - Adr *
Total Utilities		$1,068,567	0.68%

Total Brazil		$1,730,558	1.10%

Canada
Consumer Discretionary
Magna International, Inc. - Class A	1,310	$56,671	0.04%
Total Consumer Discretionary		$56,671	0.04%

Energy
Canadian Natural Resources Limited	2,726	$83,934	0.05%
Enbridge Inc.	16,720	$652,582	0.41%
Talisman Energy Inc.	6,991	$93,120	0.06%
Total Energy		$829,636	0.52%

Financials
Brookfield Office Properties Inc.	1,535	$25,420	0.02%
Granite Real Estate Inc.	34	$1,221	0.00%
Royal Bank Of Canada	5,914	$339,523	0.21%
Total Financials		$366,164	0.23%

Industrials
Canadian National Railway Company	1,191	$105,082	0.07%
Total Industrials		$105,082	0.07%

Materials
Agnico-Eagle Mines Ltd.	4,960	$257,325	0.16%
Methanex Corporation	4,853	$138,505	0.09%
New Gold, Inc. *	19,348	$236,433	0.15%
Total Materials		$632,263	0.40%

Total Canada		$1,989,816	1.26%

Cayman Islands
Consumer Staples
Fresh Del Monte Produce Inc.	254	$6,502	0.00%
Herbalife Ltd.	607	$28,772	0.02%
Total Consumer Staples		$35,274	0.02%

See Accompanying Notes to Financial Statements.

III -2

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Health Care
Mindray Medical International Ltd. - Adr	2,788	$93,705	0.06%
Total Health Care		$93,705	0.06%

Total Cayman Islands		$128,979	0.08%

China
Financials
China Life Insurance Co., Ltd. - Adr	3,318	$143,902	0.09%
Total Financials		$143,902	0.09%

Denmark
Health Care
Novo Nordisk A/S - Adr	127	$20,042	0.01%
Total Health Care		$20,042	0.01%

France
Health Care
Sanofi - Adr	3,570	$153,724	0.10%
Total Health Care		$153,724	0.10%

Telecommunication Services
France Telecom - Adr	4,391	$53,658	0.03%
Total Telecommunication Services		$53,658	0.03%

Total France		$207,382	0.13%

India
Materials
Sterlite Industries Ltd. - Adr	6,111	$46,382	0.03%
Total Materials		$46,382	0.03%

Ireland
Health Care
Jazz Pharmaceuticals plc *	451	$25,707	0.02%
Total Health Care		$25,707	0.02%

Information Technology
Accenture plc - Class A	22,116	$1,548,774	0.98%
Total Information Technology		$1,548,774	0.98%

Total Ireland		$1,574,481	1.00%

See Accompanying Notes to Financial Statements.

III -3

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Israel
Information Technology
Allot Communications Ltd. *	3,529	$93,589	0.06%
NICE Systems Ltd. - Adr *	281	$9,335	0.01%
Total Information Technology		$102,924	0.07%

Japan
Consumer Discretionary
ABC-Mart, Inc.	2,300	$101,767	0.06%
Aisan Industry Co., Ltd.	2,500	$19,879	0.01%
Aisin Seiki Co., Ltd.	5,000	$142,358	0.09%
Alpen Co., Ltd.	700	$13,179	0.01%
Alpine Electronics, Inc.	2,200	$20,512	0.01%
AOKI Holdings Inc.	2,000	$43,349	0.03%
Asatsu-DK Inc.	2,800	$71,748	0.05%
Avex Group Holdings Inc.	5,000	$102,985	0.07%
Bridgestone Corporation	4,600	$106,781	0.07%
Calsonic Kansei Corporation	46,000	$177,575	0.11%
Canon Marketing Japan Inc.	900	$12,443	0.01%
Chiyoda Co., Ltd.	200	$5,499	0.00%
CyberAgent, Inc.	54	$116,626	0.07%
Daido Metal Co., Ltd.	7,000	$51,711	0.03%
Daikoku Denki Co., Ltd.	2,800	$71,569	0.05%
Denso Corporation	6,400	$201,179	0.13%
Dentsu Inc.	11,900	$302,183	0.19%
Fast Retailing Co., Ltd.	1,000	$232,774	0.15%
Fields Corporation	1,600	$22,572	0.01%
France Bed Holdings Co., Ltd.	14,000	$30,164	0.02%
FUJI Co., Ltd.	100	$2,258	0.00%
Gakken Holdings Co., Ltd.	1,000	$2,616	0.00%
Gulliver International Co., Ltd.	1,240	$35,496	0.02%
H.I.S. Co., Ltd.	2,300	$72,358	0.05%
Heiwa Corporation	5,200	$87,364	0.06%
Higashi Nihon House Co., Ltd.	2,000	$7,952	0.01%
Honda Motor Co., Ltd. - Adr	979	$30,251	0.02%
Isuzu Motors Ltd.	19,000	$91,866	0.06%
Izumi Co., Ltd.	1,900	$41,035	0.03%
Jupiter Telecommunications	6	$6,094	0.00%
Kawai Musical Instrusments Manufacturing	3,000	$6,849	0.00%
Kimoto Co., Ltd.	1,400	$7,397	0.00%
Kohnan Shoji Co., Ltd.	900	$10,642	0.01%
Koshidaka Holding Co., Ltd.	100	$2,909	0.00%
Kura Corporation	300	$4,348	0.00%

See Accompanying Notes to Financial Statements.

III -4

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Kyoritsu Maintenance Co., Ltd.	100	$2,214	0.00%
Mars Engineering Corporation	300	$7,864	0.00%
Megane Top Co., Ltd.	6,900	$79,820	0.05%
Mos Food Services, Inc.	200	$3,960	0.00%
NHK Spring Co., Ltd.	12,700	$109,128	0.07%
Nice Holdings, Inc.	1,000	$2,283	0.00%
Nikon Corporation	14,500	$399,449	0.25%
Nishimatsuya Chain Co., Ltd.	1,100	$9,184	0.01%
Nissan Motor Co., Ltd.	27,600	$235,391	0.15%
Nissen Holdings Co., Ltd.	600	$2,501	0.00%
Oriental Land Co., Ltd.	100	$13,184	0.01%
PanaHome Corporation	8,000	$46,683	0.03%
PLENUS Co., Ltd.	4,400	$76,463	0.05%
Sanyo Shokai Ltd.	11,000	$34,422	0.02%
Sega Sammy Holdings Inc.	20,200	$383,676	0.24%
Sekisui Chemical Co., Ltd.	52,000	$419,481	0.28%
Sekisui House Ltd.	4,000	$39,758	0.03%
Shimachu Co., Ltd.	2,500	$52,262	0.03%
Shimamura Co., Ltd.	800	$93,264	0.06%
Shimano Inc.	1,500	$109,269	0.07%
SNT Corporation	400	$1,652	0.00%
Studio Alice Co., Ltd.	200	$3,201	0.00%
Sumitomo Rubber Industries, Ltd.	36,000	$427,997	0.27%
T. RAD Co., Ltd.	8,000	$17,647	0.01%
Tachi-S Co., Ltd.	1,200	$20,407	0.01%
Takashimaya Co., Ltd.	16,000	$109,988	0.07%
The Furukawa Battery Co., Ltd.	1,000	$4,553	0.00%
TOHO Co., Ltd.	100	$1,840	0.00%
Tomy Co., Ltd.	3,600	$20,084	0.01%
Topre Corporation	1,500	$12,716	0.01%
Toridoll.corporation	7,400	$120,245	0.08%
Toyo Tire & Rubber Co., Ltd.	44,000	$110,603	0.07%
Toyota Boshoku Corporation	6,600	$68,563	0.04%
TS TECH Co., Ltd.	3,700	$59,506	0.04%
Unipres Corporation	9,300	$206,223	0.13%
United Arrows Ltd.	7,400	$197,972	0.13%
USS Co., Ltd.	1,280	$135,432	0.09%
Xebio Co., Ltd.	900	$18,734	0.01%
Yamada Denki Co., Ltd.	3,940	$173,067	0.11%
Yamaha Corporation	20,700	$192,206	0.12%
Total Consumer Discretionary		$6,279,180	3.98%

Consumer Staples
Arcs Co., Ltd.	900	$20,869	0.01%

See Accompanying Notes to Financial Statements.

III -5

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Cawachi Ltd.	1,200	$25,024	0.02%
Coca-Cola West Co., Ltd.	10,900	$180,892	0.11%
DyDo Drinco, Inc.	300	$13,659	0.01%
Fujiya Co., Ltd. *	1,000	$2,501	0.00%
Heiwado Co., Ltd.	1,400	$20,397	0.01%
Itoham Foods Inc.	3,000	$13,158	0.01%
Japan Tobacco Inc.	2,500	$75,091	0.05%
Kao Corporation	1,800	$53,096	0.03%
Kato Sangyo Co., Ltd.	100	$1,921	0.00%
Kobayashi Pharmaceutical Co., Ltd.	100	$5,342	0.00%
KOSE Corporation	1,300	$30,327	0.02%
Kyokuyo Co., Ltd.	2,000	$4,437	0.00%
Lawson, Inc.	4,300	$330,886	0.21%
Marudai Food Co., Ltd.	1,000	$3,706	0.00%
Morinaga & Co., Ltd.	1,000	$2,309	0.00%
Morinaga Milk Industry Co., Ltd.	14,000	$47,760	0.03%
Nichimo Co., Ltd.	1,000	$2,052	0.00%
Nippon Flour Mills Co., Ltd.	1,000	$4,463	0.00%
Nippon Meat Packers, Inc.	16,000	$205,611	0.13%
Nippon Suisan Kaisha, Ltd.	5,500	$11,850	0.01%
Sakata Seed Corporation	400	$5,361	0.00%
Sapporo Holdings Ltd.	39,000	$109,038	0.07%
Seven & i Holdings Co., Ltd.	15,900	$488,792	0.33%
Unicharm Corporation	1,000	$57,456	0.04%
UNY Co., Ltd.	57,100	$444,512	0.28%
Yamazaki Baking Co., Ltd.	6,000	$80,413	0.05%
Total Consumer Staples		$2,240,923	1.42%

Energy
AOC Holdings, Inc.	9,400	$27,607	0.02%
Cosmo Oil Co., Ltd.	9,000	$16,621	0.01%
Inpex Corporation	1	$5,970	0.00%
Japan Petroleum Exploration Co., Ltd.	100	$4,014	0.00%
Modec, Inc.	1,200	$23,639	0.01%
Shinko Plantech Co., Ltd.	1,900	$15,522	0.01%
Toyo Kanetsu K.K.	4,000	$8,208	0.01%
Total Energy		$101,581	0.06%

Financials
Cosmos Initia Co., Ltd. *	4,100	$22,768	0.01%
Daikyo Inc.	31,000	$78,322	0.05%
Daiwa House Industry Co., Ltd.	4,000	$58,123	0.04%
Daiwa Securities Group Inc.	85,000	$323,768	0.21%
Fukuoka Financial Group, Inc.	14,000	$56,918	0.04%

See Accompanying Notes to Financial Statements.

III -6

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Fuyo General Lease Co., Ltd.	800	$23,424	0.01%
Goldcrest Co., Ltd.	10	$155	0.00%
Heiwa Real Estate Co., Ltd.	900	$10,377	0.01%
Hitachi Capital Corporation	2,500	$45,337	0.03%
JACCS Co., Ltd.	11,000	$42,040	0.03%
JAFCO Co., Ltd.	4,800	$93,387	0.06%
Japan Securities Finance Co., Ltd.	5,000	$22,957	0.01%
Kenedix, Inc. *	472	$55,026	0.03%
Mito Securities Co., Ltd.	6,000	$11,004	0.01%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	$42,194	0.03%
Mitsui Fudosan Co., Ltd.	18,000	$360,820	0.23%
Nomura Holdings, Inc.	101,100	$361,754	0.23%
Okasan Securities Group Inc.	2,000	$7,490	0.00%
Shizuoka Bank Ltd.	47,000	$481,619	0.28%
Sony Financial Holdings Inc.	5,300	$90,947	0.06%
Sumitomo Real Estate Sales Co., Ltd.	230	$11,548	0.01%
T&D Holdings Inc.	20,800	$225,413	0.14%
The Bank of Iwate, Ltd.	100	$4,809	0.00%
The Bank of Okinawa, Ltd.	400	$17,647	0.01%
The Daishi Bank, Ltd.	1,000	$3,270	0.00%
The Gunma Bank, Ltd.	52,000	$264,760	0.17%
The Hachijuni Bank, Ltd.	5,000	$27,766	0.02%
The Hiroshima Bank, Ltd.	36,000	$120,966	0.08%
The Hokkoku Bank, Ltd.	3,000	$11,427	0.01%
The Hyakujushi Bank, Ltd.	3,000	$12,081	0.01%
The Joyo Bank, Ltd.	4,000	$19,597	0.01%
The Juroku Bank, Ltd.	3,000	$10,388	0.01%
The Nanto Bank, Ltd.	2,000	$10,029	0.01%
The Nishi-Nippon City Bank, Ltd.	5,000	$11,607	0.01%
The Ogaki Kyoritsu Bank, Ltd.	4,000	$14,467	0.01%
TOC Co., Ltd.	2,600	$13,938	0.01%
Tosei Corporation	60	$21,092	0.01%
Toyo Securities Co., Ltd.	10,000	$17,442	0.01%
Yamaguchi Financial Group, Inc.	9,000	$72,949	0.05%
Total Financials		$3,079,626	1.95%

Health Care
Alfresa Holdings Corporation	6,300	$311,475	0.20%
CMIC Holdings Co., Ltd.	300	$4,959	0.00%
Cosmo Bio Co., Ltd.	8	$7,223	0.00%
Dainippon Sumitomo Pharma Co., Ltd.	7,300	$80,328	0.05%
Eiken Chemical Co., Ltd.	100	$1,372	0.00%
EPS Corporation	2	$5,733	0.00%
Fuji Pharmacuetical Co., Ltd.	400	$6,597	0.00%

See Accompanying Notes to Financial Statements.

III -7

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Kissei Pharmaceutical Co., Ltd.	1,000	$17,865	0.01%
M3, Inc.	2	$3,804	0.00%
Medical System Network Co., Ltd.	200	$1,498	0.00%
MediPal Holdings Corporation	2,900	$39,945	0.03%
Mochida Pharmaceutical Co., Ltd.	1,000	$12,389	0.01%
Nihon Kohden Corporation	3,000	$104,229	0.07%
ONO Pharmaceutical Co., Ltd.	5,900	$363,583	0.23%
Rohto Pharmaceutical Co., Ltd.	2,000	$30,241	0.02%
Sysmex Corporation	2,500	$120,395	0.08%
Tokai Corporation	400	$10,265	0.01%
Tsukui Corporation	700	$14,131	0.01%
Total Health Care		$1,136,032	0.72%

Industrials
Aeon Delight Co., Ltd.	1,000	$22,072	0.01%
Amada Co., Ltd.	25,000	$109,654	0.07%
Central Glass Co., Ltd.	19,000	$56,533	0.04%
Daifuku Co., Ltd.	5,000	$25,073	0.02%
Daiseki Co., Ltd.	2,300	$35,781	0.02%
Denyo Co., Ltd.	1,000	$11,055	0.01%
Duskin Co., Ltd.	700	$14,113	0.01%
East Japan Railway Co.	400	$26,522	0.02%
Fuji Electric Co., Ltd.	22,000	$44,862	0.03%
FUJITEC Co., Ltd.	2,000	$11,773	0.01%
Fukuyama Transporting Co., Ltd.	4,000	$22,213	0.01%
Hankyu Hanshin Holdings, Inc.	30,000	$162,365	0.10%
Hanwa Co., Ltd.	1,000	$3,476	0.00%
Hazama Corporation	15,200	$31,775	0.02%
HINO Motors, Ltd.	60,000	$393,216	0.25%
Hisaka Works, Ltd.	3,000	$20,738	0.01%
Hitachi Cable, Ltd. *	35,000	$47,581	0.03%
Hitachi Koki Co., Ltd.	2,000	$15,262	0.01%
Hitachi Transport Systems, Ltd.	7,500	$126,006	0.08%
Iino Kaiun Kaisha, Ltd.	500	$1,719	0.00%
Inaba Denki Sangyo Co., Ltd.	400	$11,481	0.01%
Iseki & Co., Ltd.	3,000	$7,310	0.00%
IWATANI Corporation	8,000	$29,138	0.02%
Japan Airport Terminal Co., Ltd.	800	$9,521	0.01%
Japan Foundation Engineering Co., Ltd.	300	$943	0.00%
Japan Steel Works Ltd.	17,000	$94,841	0.06%
Kajima Corporation	55,000	$150,245	0.10%
Kamei Corporation	2,000	$19,417	0.01%
Kandenko Co., Ltd.	4,000	$19,135	0.01%
Kato Works Co., Ltd.	21,000	$56,289	0.04%

See Accompanying Notes to Financial Statements.

III -8

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Keihan Electric Railway Co., Ltd.	1,000	$4,771	0.00%
Keisei Electric Railway Co., Ltd.	49,000	$443,041	0.29%
Komori Corporation	4,600	$23,716	0.02%
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,600	$13,400	0.01%
Maeda Corporation	2,000	$9,542	0.01%
Matsuda Sangyo Co., Ltd.	500	$7,150	0.00%
MISUMI Group Inc.	3,300	$81,852	0.05%
Mitsubishi Electric Corporation	28,000	$206,842	0.13%
Mitsui & Co., Ltd.	6,700	$94,349	0.06%
Mitsui-Soko Co., Ltd.	4,000	$13,646	0.01%
Mori Seiki Co., Ltd.	5,500	$35,128	0.02%
Moshi Moshi Hotline, Inc.	3,000	$43,939	0.03%
Nabtesco Corporation	2,000	$36,757	0.02%
Nachi-Fujikoshi Corporation	26,000	$75,360	0.05%
Nagase & Co., Ltd.	7,800	$87,031	0.06%
NEC Capital Solutions, Ltd.	1,100	$15,194	0.01%
NIDEC Corporation	300	$21,969	0.01%
Nippo Corporation	4,000	$46,427	0.03%
Nippon Carbon Co., Ltd.	6,000	$11,004	0.01%
Nippon Express Co., Ltd.	27,000	$102,498	0.06%
Nippon Thompson Co., Ltd.	4,000	$13,543	0.01%
Nishi-Nippon Railroad Co., Ltd.	2,000	$8,670	0.01%
Nishio Rent All Co., Ltd.	1,000	$11,312	0.01%
Nisshinbo Holdings Inc.	3,000	$19,776	0.01%
Nissin Electric Co., Ltd.	4,000	$23,752	0.02%
Nitto Boseki Co., Ltd.	1,000	$3,373	0.00%
Nitto Kogyo Corporation	6,300	$97,361	0.06%
Noritz Corporation	400	$7,059	0.00%
Obayashi Corporation	7,000	$31,960	0.02%
Okumura Corporation	5,000	$16,480	0.01%
PARK24 Co., Ltd.	3,700	$60,644	0.04%
Raito Kogyo Co., Ltd.	7,600	$34,115	0.02%
Sanki Engineering Co., Ltd.	5,000	$23,406	0.01%
Sinfonia Technology Co., Ltd.	2,000	$3,771	0.00%
Sintokogio, Ltd.	5,200	$35,813	0.02%
Sodick Co., Ltd.	4,600	$19,527	0.01%
Sohgo Security Services Co., Ltd.	900	$12,639	0.01%
Sumitomo Electric Industries, Ltd.	10,200	$107,923	0.07%
Sumitomo Heavy Industries Ltd.	13,000	$44,516	0.03%
Taihei Dengyo Kaisha, Ltd.	1,000	$6,797	0.00%
Taihei Kogyo Co., Ltd.	2,000	$7,695	0.00%
Taikisha Ltd.	6,000	$126,044	0.08%
Taisei Corporation	6,000	$17,237	0.01%
Takeuchi Manufacturing Co., Ltd.	1,700	$12,384	0.01%

See Accompanying Notes to Financial Statements.

III -9

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

The Nippon Road Co., Ltd.	5,000	$17,763	0.01%
The Sumitomo Warehouse Co., Ltd.	3,000	$13,813	0.01%
THK Co., Ltd.	8,700	$133,670	0.08%
TOA Road Corporation	2,000	$4,822	0.00%
TOCALO Co., Ltd.	100	$1,535	0.00%
Tomoe Engineering Co., Ltd.	200	$3,529	0.00%
Toshiba Machine Co., Ltd.	2,000	$7,746	0.00%
TOTO Ltd.	10,000	$73,616	0.05%
Toyo Engineering Corporation	10,000	$44,888	0.03%
Toyo Tanso Co., Ltd.	1,500	$35,840	0.02%
Trusco Nakayama Corporation	500	$9,131	0.01%
Tsubakimoto Chain Co.	3,000	$17,391	0.01%
Uchida Yoko Co., Ltd.	9,000	$25,624	0.02%
West Japan Railway Co.	200	$8,554	0.01%
World Intec Co., Ltd.	100	$362	0.00%
Yamazen Corporation	2,600	$16,639	0.01%
Yusen Logistics Co., Ltd.	4,200	$38,298	0.02%
Total Industrials		$4,152,743	2.63%

Information Technology
Ai Holdings Corporation	900	$5,841	0.00%
Canon Inc.	8,500	$271,987	0.17%
Capcom Co., Ltd.	2,300	$47,668	0.03%
Citizen Holdings Co., Ltd.	70,500	$358,953	0.23%
CMK Corporation	4,200	$14,382	0.01%
Cybozu, Inc.	3	$983	0.00%
Dainippon Screen Manufacturing Co., Ltd.	5,000	$24,624	0.02%
Daishinku Corporation	6,000	$16,852	0.01%
DeNA Co., Ltd.	2,300	$76,458	0.05%
DTS Corporation	400	$5,463	0.00%
Eizo Nanao Corporation	800	$14,272	0.01%
Enplas Corporation	600	$20,684	0.01%
ESPEC CORP.	1,700	$14,324	0.01%
Full Speed Inc. *	17	$4,071	0.00%
Gourmet Navigator Inc.	100	$1,135	0.00%
Hitachi High-Technologies Corporation	11,100	$268,060	0.19%
Hitachi Kokusai Electronic Inc.	1,000	$6,631	0.00%
HORIBA, Ltd.	1,500	$44,169	0.03%
INES Corporation	400	$2,462	0.00%
Innotech Corporation	800	$3,499	0.00%
IT Holdings Corporation	5,100	$66,323	0.04%
Itochu Techno-Solutions Corporation	400	$20,828	0.01%
Japan Aviation Electronics Industry Ltd.	17,000	$143,025	0.09%
Japan Digital Laboratory Co., Ltd.	100	$1,093	0.00%

See Accompanying Notes to Financial Statements.

III -10

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

JustSystem Corporation *	300	$708	0.00%
KOA Corporation	100	$852	0.00%
Konami Corporation	3,200	$72,764	0.05%
LAC Co., Ltd.	6,000	$26,163	0.02%
Macnica, Inc.	500	$10,427	0.01%
Macromill, Inc.	500	$6,304	0.00%
MegaChips Corporation	5,400	$119,950	0.08%
Micronics Japan Co., Ltd. *	2,000	$5,181	0.00%
Mimasu Semiconductor Industry Co., Ltd.	900	$6,868	0.00%
NEC Fielding, Ltd.	700	$8,565	0.01%
NEC Networks & System Integration Corporation	1,500	$25,163	0.02%
Nichicon Corporation	5,700	$40,353	0.03%
Nihon Unisys, Ltd.	200	$1,442	0.00%
Nippon Ceramic Co., Ltd.	700	$8,825	0.01%
Nippon Chemi-Con Corporation *	22,000	$36,962	0.02%
Nomura Research Institute, Ltd.	9,400	$193,974	0.12%
OMRON Corporation	3,900	$75,026	0.05%
Oracle Corporation Japan	500	$25,810	0.02%
Osaki Electric Co., Ltd.	5,000	$29,882	0.02%
Otsuka Corporation	800	$71,820	0.05%
Ryosan Co., Ltd.	400	$7,187	0.00%
Shindengen Electric Manufacturing Co., Ltd.	6,000	$13,158	0.01%
Shinkawa Ltd.	900	$3,994	0.00%
Simplex Holdings Inc.	20	$6,643	0.00%
Systena Corporation	2	$1,572	0.00%
Tamura Corporation	1,000	$2,373	0.00%
Tokyo Electron Ltd.	3,800	$162,044	0.10%
Tokyo Seimitsu Co., Ltd.	300	$4,167	0.00%
Toshiba Corporation	17,000	$54,506	0.03%
Towa Corporation	600	$3,732	0.00%
Transcosmos Inc.	400	$5,094	0.00%
Wacom Co., Ltd.	58	$140,886	0.09%
Y.A.C. Co., Ltd.	900	$5,483	0.00%
ZAPPALLAS, Inc.	12	$10,696	0.01%
Total Information Technology		$2,622,361	1.66%

Materials
ADEKA Corporation	5,700	$43,057	0.03%
Aichi Steel Corporation	17,000	$69,768	0.04%
Alconix Corporation	200	$3,522	0.00%
Daicel Corporation	7,000	$42,015	0.03%
Daido Steel Co., Ltd.	47,000	$218,808	0.14%
DC Co., Ltd.	1,200	$3,401	0.00%
FUJIMI Inc.	4,000	$59,098	0.04%

See Accompanying Notes to Financial Statements.

III -11

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Hitachi Chemical Co., Ltd.	18,800	$254,372	0.16%
Hitachi Metals, Ltd.	38,000	$339,197	0.21%
Hodogaya Chemical Co., Ltd.	1,000	$2,103	0.00%
JSR Corporation	10,300	$169,085	0.11%
Kaneka Corporation	12,000	$57,867	0.04%
Krosaki Harima Corporation	15,000	$39,822	0.03%
Kureha Corporation	7,000	$27,920	0.02%
Kyoei Steel Ltd.	3,700	$65,437	0.04%
Mitsubishi Gas Chemical Co., Inc.	37,000	$186,014	0.12%
Mitsubishi Materials Corporation	29,000	$91,494	0.06%
Mitsubishi Steel Manufacturing Co., Ltd.	12,000	$21,854	0.01%
Mitsui Chemicals, Inc.	28,000	$54,942	0.03%
Neturen Co., Ltd.	2,300	$14,218	0.01%
Nippon Kayaku Co., Ltd.	3,000	$32,242	0.02%
Nippon Paint Co., Ltd.	11,000	$92,687	0.06%
Nippon Pillar Packing Co., Ltd.	1,000	$6,861	0.00%
Nippon Shokubai Co., Ltd.	21,000	$235,121	0.16%
Nissan Chemical Industries, Ltd.	16,000	$179,140	0.11%
Nittetsu Mining Co., Ltd.	1,000	$4,130	0.00%
NOF Corporation	4,000	$19,289	0.01%
Okabe Co., Ltd.	1,300	$8,203	0.01%
Rengo Co., Ltd.	35,000	$161,147	0.10%
Sakai Chemical Industry Co., Ltd.	1,000	$2,937	0.00%
Sanyo Chemical Industries, Ltd.	3,000	$15,505	0.01%
Showa Denko K.K.	61,000	$97,009	0.06%
Stella Chemifa Corporation	900	$17,106	0.01%
Sumitomo Bakelite Co., Ltd.	6,000	$20,930	0.01%
Sumitomo Pipe & Tube Co., Ltd.	200	$1,649	0.00%
Taiheiyo Cement Corporation	56,000	$120,658	0.08%
Tenma Corporation	600	$6,202	0.00%
Tokyo Ohka Kogyo Co., Ltd.	3,000	$64,369	0.04%
Topy Industries, Ltd.	14,000	$28,189	0.02%
Toray Industries Inc.	10,000	$59,252	0.04%
Tosoh Corporation	102,000	$193,607	0.12%
Toyo Kohan Co., Ltd.	1,000	$2,924	0.00%
Ube Industries, Ltd.	4,000	$8,618	0.01%
Yodogawa Steel Works, Ltd.	5,000	$16,865	0.01%
Zeon Corporation	8,000	$55,712	0.04%
Total Materials		$3,214,346	2.04%

Telecommunication Services
Softbank Corporation	6,900	$279,637	0.18%
Total Telecommunication Services		$279,637	0.18%

See Accompanying Notes to Financial Statements.

III -12

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Utilities
Chugoku Electric Power Co., Inc.	1,800	$23,939	0.02%
Kyushu Electric Power Co., Inc.	4,000	$33,037	0.02%
Shizuokagas Co., Ltd.	1,500	$11,004	0.01%
The Okinawa Electric Power Co., Inc.	1,400	$46,827	0.03%
Tokyo Gas Co., Ltd.	11,000	$60,662	0.03%
Total Utilities		$175,469	0.11%

Total Japan		$23,281,898	14.75%

Jersey
Health Care
Shire plc - Adr	2,152	$190,882	0.12%
Total Health Care		$190,882	0.12%

Mexico
Consumer Staples
Coca-Cola FEMSA S.A.B. de C.V. - Adr	183	$23,607	0.01%
Fomento Econ - Adr	1,335	$122,793	0.08%
Total Consumer Staples		$146,400	0.09%

Netherlands
Industrials
Chicago Bridge & Iron Company N.V.	4,922	$187,479	0.12%
Total Industrials		$187,479	0.12%

Information Technology
ASML Holding NV	12,760	$684,957	0.43%
Total Information Technology		$684,957	0.43%

Total Netherlands		$872,436	0.55%

Norway
Energy
Statoil ASA - Adr	3,122	$80,516	0.05%
Total Energy		$80,516	0.05%

Russia
Telecommunication Services
Mobile Telesystems OJSC - Adr	28,007	$490,683	0.31%
Total Telecommunication Services		$490,683	0.31%

See Accompanying Notes to Financial Statements.

III -13

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Singapore
Information Technology
Flextronics International Ltd. *	21,072	$126,432	0.08%
Total Information Technology		$126,432	0.08%

South Africa
Energy
Sasol Ltd. - Adr	1,800	$80,244	0.05%
Total Energy		$80,244	0.05%

Materials
AngloGold Ashanti Ltd. - Adr	3,574	$125,269	0.08%
Gold Fields Ltd. - Adr	4,900	$62,965	0.04%
Harmony Gold Mining Co., Ltd. - Adr	44,758	$376,415	0.24%
Total Materials		$564,649	0.36%

Total South Africa		$644,893	0.41%

Sweden
Information Technology
Ericsson - Adr	218	$1,988	0.00%
Total Information Technology		$1,988	0.00%

United Kingdom
Consumer Discretionary
Intercontinental Hotels Group plc - Adr	1,494	$39,218	0.02%
Total Consumer Discretionary		$39,218	0.02%

Consumer Staples
British American Tobacco plc - Adr	1,795	$184,239	0.12%
Total Consumer Staples		$184,239	0.12%

Energy
BP plc - Adr	10,408	$440,883	0.29%
Rowan Compaines plc *	10,461	$353,268	0.22%
Total Energy		$794,151	0.51%

Financials
HSBC Holdings plc - Adr	4,971	$230,953	0.15%
Total Financials		$230,953	0.15%

Health Care

See Accompanying Notes to Financial Statements.

III -14

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Amarin Corporation plc - Adr *	6,678	$83,976	0.05%
Total Health Care		$83,976	0.05%

Information Technology
ARM Holdings plc - Adr	129	$3,609	0.00%
Total Information Technology		$3,609	0.00%

Materials
Rio Tinto plc - Adr	395	$18,470	0.01%
Total Materials		$18,470	0.01%

Total United Kingdom		$1,354,616	0.86%

United States
Consumer Discretionary
Aaron's, Inc.	729	$20,273	0.01%
Advance Auto Parts Inc.	22,124	$1,514,167	0.96%
Apollo Group Inc. - Class A *	7,707	$223,888	0.14%
Arbitron Inc.	463	$17,548	0.01%
Arctic Cat Inc.	6,768	$280,601	0.18%
Ascena Retail Group Inc. *	16,241	$348,369	0.22%
Bally Technologies, Inc. *	485	$23,954	0.02%
Bob Evans Farms, Inc.	241	$9,430	0.01%
Brinker International, Inc.	344	$12,143	0.01%
Brunswick Corporation	6,789	$153,635	0.10%
CBS Corporation - Class B	9,372	$340,485	0.22%
CEC Entertainment Inc.	2,386	$71,866	0.05%
Chipotle Mexican Grill, Inc. - Class A *	756	$240,060	0.15%
Cinemark Holdings Inc.	1,523	$34,161	0.02%
Comcast Corporation - Class A	731	$26,130	0.02%
Crocs, Inc. *	6,183	$100,226	0.06%
CTC Media, Inc.	7,113	$64,408	0.04%
Dana Holding Corporation	29,986	$368,828	0.23%
Darden Restaurants, Inc.	7,174	$399,951	0.25%
Expedia Inc.	2,474	$143,096	0.09%
Genesco Inc. *	524	$34,967	0.02%
Genuine Parts Company	10,449	$637,702	0.40%
Hibbett Sports, Inc. *	822	$48,868	0.03%
International Game Technology	2,990	$39,139	0.02%
John Wiley & Sons, Inc. - Class A	3,859	$177,321	0.11%
La-Z-Boy Incorporated	11,988	$175,384	0.11%
Liberty Global Inc. - Series A *	633	$38,455	0.02%
Liberty Media Corporation *	2,509	$261,137	0.17%

See Accompanying Notes to Financial Statements.

III -15

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Life Time Fitness Inc. *’	4,415	$201,942	0.13%
Lululemon Athletica Inc. *	1,350	$99,819	0.06%
Macy's, Inc.	29,595	$1,113,364	0.71%
Meritage Homes Corporation *	4,542	$172,732	0.11%
Nike Inc. - Class B	16,291	$1,546,179	0.98%
Nordstrom Inc.	13,775	$760,105	0.48%
PetSmart, Inc.	15,651	$1,079,606	0.68%
Pier 1 Imports, Inc.	6,209	$116,357	0.07%
Ralph Lauren Corporation	1,598	$241,666	0.15%
Red Robin Gourmet Burgers Inc. *	115	$3,748	0.00%
Ross Stores Inc.	24,307	$1,569,989	1.03%
Ryland Group Inc.	2,534	$76,020	0.05%
Ryman Hospitality Properties, Inc. *	893	$35,300	0.02%
Sally Beauty Holdings Inc. *	54,849	$1,376,161	0.87%
Scholastic Corporation	892	$28,348	0.02%
Sinclair Broadcast Group Inc. - Class A	7,600	$85,196	0.05%
Starbucks Corporation	2,933	$148,732	0.09%
Starwood Hotels & Resorts Worldwide Inc.	6,687	$387,579	0.25%
Tempur Pedic International Inc.	667	$19,937	0.01%
Tenneco Inc. *	1,012	$28,336	0.02%
Texas Roadhouse, Inc.	10,683	$182,679	0.12%
The Interpublic Group of Companies, Inc.	21,551	$239,647	0.15%
The Jones Group Inc.	8,234	$105,972	0.07%
The Men's Wearhouse, Inc.	76	$2,617	0.00%
The New York Times Company	1,856	$18,115	0.01%
The TJX Companies, Inc.	19,547	$875,510	0.55%
Thor Industries Inc.	10,554	$383,321	0.24%
Toll Brothers Inc. *	2,234	$74,236	0.05%
Tupperware Brands Corporation	697	$37,352	0.02%
Vail Resorts Inc.	4,580	$264,037	0.17%
WMS Industries Inc. *	1,757	$28,780	0.02%
Wolverine World Wide Inc.	12,262	$544,065	0.34%
Wyndham Worldwide Corporation	8,232	$432,015	0.27%
Yum! Brands, Inc.	4,700	$311,798	0.20%
Zumiez, Inc. *	4,532	$125,672	0.08%
Total Consumer Discretionary		$18,523,124	11.74%

Consumer Staples
Beam, Inc.	21,039	$1,210,584	0.77%
Casey's General Stores, Inc.	1,956	$111,766	0.07%
Church & Dwight Co. Inc.	6,017	$324,858	0.21%
Dean Foods Company *	8,984	$146,888	0.09%
Dr Pepper Snapple Group, Inc.	7,158	$318,746	0.20%
Elizabeth Arden, Inc. *	350	$16,534	0.01%

See Accompanying Notes to Financial Statements.

III -16

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Lorillard, Inc.	5,522	$643,037	0.41%
Nu Skin Enterprises Inc. - Class A	12,660	$491,588	0.31%
Reynolds American Inc.	16,418	$711,556	0.45%
Snyder's-Lance, Inc.	2,233	$55,803	0.04%
The Andersons, Inc.	148	$5,574	0.00%
The Hain Celestial Group, Inc. *	69	$4,347	0.00%
Wal-Mart Stores Inc.	5,117	$377,635	0.24%
Total Consumer Staples		$4,418,916	2.80%

Energy
Atwood Oceanics, Inc. *	2,917	$132,578	0.08%
Cabot Oil & Gas Corporation	3,112	$139,729	0.09%
Clayton Williams Energy, Inc. *	1,155	$59,933	0.04%
Contango Oil & Gas Company *	3,447	$169,386	0.11%
Continental Resources, Inc. *	4,426	$340,359	0.22%
Crosstex Energy Inc.	1,040	$14,591	0.01%
Gulfmark Offshore, Inc. *	3,724	$123,041	0.08%
Gulfport Energy Corporation *	62	$1,938	0.00%
Helix Energy Solutions Group, Inc. *	1,993	$36,412	0.02%
Helmerich & Payne Inc.	1,708	$81,318	0.05%
HollyFrontier Corporation	2,558	$105,569	0.07%
Hornbeck Offshore Services, Inc. *	9,663	$354,149	0.22%
ION Geophysical Corporation *	7,083	$49,156	0.03%
Marathon Oil Corporation	19,905	$588,591	0.35%
Murphy Oil Corporation	7,528	$404,178	0.26%
National Oilwell Varco, Inc.	4,004	$320,760	0.20%
Oil States International Inc. *	2,926	$232,500	0.15%
Pioneer Energy Services Corporation *	11,156	$86,905	0.06%
Plains Exploration & Production Company *	1,249	$46,800	0.03%
Rex Energy Corporation *	9,465	$126,310	0.08%
Seacor Holdings Inc. *	332	$27,676	0.02%
Southwestern Energy Co. *	2,772	$96,410	0.06%
Spectra Energy Corporation	5,576	$163,711	0.10%
Swift Energy Company *	3,505	$73,184	0.05%
TETRA Technologies, Inc. *	12,808	$77,488	0.05%
Unit Corporation *	352	$14,608	0.01%
Vaalco Energy Inc. *	7,477	$63,928	0.04%
W&T Offshore Inc.	26,519	$498,027	0.32%
Western Refining, Inc.	4,376	$114,564	0.07%
World Fuel Services Corporation	1,572	$55,979	0.04%
Total Energy		$4,599,778	2.91%

Financials
American Express Company	720	$40,939	0.03%

See Accompanying Notes to Financial Statements.

III -17

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Astoria Financial Corporation	333	$3,290	0.00%
Bank of Hawaii Corporation	4,317	$196,942	0.12%
Bank of the Ozarks, Inc.	723	$24,922	0.02%
BOK Financial Corporation	47	$2,778	0.00%
Capital One Financial Corporation	7,892	$449,923	0.29%
CNA Financial Corporation	421	$11,283	0.01%
DFC Global Corporation *	10,652	$182,682	0.12%
Discover Financial Services	29,088	$1,155,666	0.73%
East West Bancorp, Inc.	30,542	$645,047	0.41%
Ezcorp, Inc. - Class A *	184	$4,219	0.00%
FirstMerit Corporation	14,992	$220,532	0.14%
Franklin Resources Inc.	5,728	$716,401	0.45%
Fulton Financial Corporation	813	$8,008	0.01%
IberiaBank Corporation	625	$28,625	0.02%
Legg Mason Inc.	1,245	$30,727	0.02%
Leucadia National Corporation	2,290	$52,098	0.03%
Markel Corporation *	77	$35,304	0.02%
Marsh & McLennan Companies, Inc.	6,064	$205,752	0.13%
MB Financial Inc.	4,177	$82,496	0.05%
National Penn Bancshares, Inc.	9,690	$88,276	0.06%
Northern Trust Corporation	1,275	$59,179	0.04%
NYSE Euronext	13,914	$342,980	0.22%
PHH Corporation *	643	$13,085	0.01%
Privatebancorp Inc.	377	$6,028	0.00%
ProAssurance Corporation	161	$14,561	0.01%
Prosperity Bancshares Inc.	1,890	$80,552	0.05%
Regions Financial Corporation	7,852	$56,495	0.04%
Signature Bank *	593	$39,778	0.03%
StanCorp Financial Group Inc.	1,663	$51,952	0.03%
State Street Corporation	1,913	$80,269	0.05%
SVB Financial Group *	1,173	$70,920	0.04%
T. Rowe Price Group, Inc.	779	$49,311	0.03%
TD Ameritrade Holding Corporation	101,671	$1,562,683	0.99%
The Charles Schwab Corporation	28,497	$364,334	0.23%
Torchmark Corporation	4,573	$234,824	0.15%
Trustmark Corporation	1,324	$32,226	0.02%
UMB Financial Corporation	1,976	$96,192	0.06%
Umpqua Holdings Corporation	4,281	$55,225	0.03%
W.R. Berkley Corporation	767	$28,755	0.02%
Wells Fargo & Company	5,207	$179,798	0.11%
World Acceptance Corporation *	3,024	$203,969	0.13%
Zions Bancorporation	206	$4,256	0.00%
Total Financials		$7,813,282	4.95%

See Accompanying Notes to Financial Statements.

III -18

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Health Care
ABIOMED, Inc. *	2,765	$58,037	0.04%
Affymax, Inc. *	7,541	$158,813	0.10%
Air Methods Corp. *	131	$15,637	0.01%
Akorn, Inc. *	9,632	$127,335	0.08%
Alere Inc. *	252	$4,911	0.00%
Auxilium Pharmaceuticals Inc. *	9,024	$220,727	0.14%
Bio-Rad Laboratories, Inc. *	145	$15,474	0.01%
Cardinal Health, Inc.	3,445	$134,252	0.09%
Centene Corporation *	30,354	$1,135,543	0.72%
Computer Programs & Systems Inc.	655	$36,385	0.02%
Covance Inc. *	12,158	$567,657	0.36%
Cyberonics Inc. *	1,234	$64,686	0.04%
DaVita Inc. *	161	$16,681	0.01%
DENTSPLY International Inc.	5,818	$221,899	0.14%
Express Scripts Holding Company *	169	$10,584	0.01%
HealthSouth Corporation *	1,781	$42,851	0.03%
Henry Schein, Inc. *	89	$7,051	0.00%
HMS Holdings Corporation *	10,519	$351,229	0.22%
Hologic Inc. *	1,084	$21,918	0.01%
Hospira, Inc. *	253	$8,303	0.01%
McKesson Corporation	15,652	$1,346,542	0.86%
MedAssets, Inc. *	1,237	$22,019	0.01%
Molina Healthcare, Inc. *	4,385	$110,283	0.07%
Momenta Pharmaceuticals, Inc. *	142	$2,069	0.00%
Myriad Genetics Inc. *	676	$18,218	0.01%
PAREXEL International Corporation *	598	$18,394	0.01%
Patterson Companies, Inc.	1,431	$48,997	0.03%
Perrigo Company	2,097	$243,608	0.15%
Quality Systems Inc.	46	$852	0.00%
Salix Pharmaceuticals Ltd. *	803	$33,999	0.02%
Thermo Fisher Scientific, Inc.	8,556	$503,349	0.32%
VCA Antech Inc. *	5,650	$111,418	0.07%
ViroPharma Inc. *	9,360	$282,578	0.18%
WellCare Health Plans, Inc. *	23,352	$1,320,556	0.84%
WellPoint Inc. - Class A	4,076	$236,449	0.15%
West Pharmaceutical Services, Inc.	296	$15,709	0.01%
Total Health Care		$7,535,013	4.77%

Industrials
AAR Corp.	16,346	$268,401	0.17%
ACCO Brands Corporation *	38,746	$251,462	0.16%
Allegiant Travel Company *	1,701	$107,775	0.07%
Alliant Techsystems Inc.	1,271	$63,690	0.04%

See Accompanying Notes to Financial Statements.

III -19

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Applied Industrial Technologies, Inc.	803	$33,268	0.02%
Armstrong World Industries, Inc. *	850	$39,415	0.02%
Barnes Group Inc.	1,009	$25,235	0.02%
Beacon Roofing Supply Inc. *	4,055	$115,488	0.07%
Chart Industries Inc. *	2,762	$203,974	0.13%
Clean Harbors, Inc. *	14,301	$698,604	0.44%
Con-Way Inc.	12,925	$353,757	0.22%
Copart, Inc. *	4,193	$116,251	0.07%
CSX Corporation	17,200	$356,900	0.23%
Cummins Inc.	6,442	$594,017	0.38%
Danaher Corporation	161	$8,879	0.01%
Donaldson Coompany, Inc.	1,327	$46,060	0.03%
EnerSys *	14,788	$521,869	0.33%
Equifax Inc.	7,950	$370,311	0.23%
FedEx Corporation	16,617	$1,406,131	0.89%
Gardner Denver Inc.	997	$60,229	0.04%
GATX Corporation	1,907	$80,933	0.05%
GrafTech International Ltd. *	1,168	$10,500	0.01%
Granite Construction Incorporated	2,337	$67,119	0.04%
Hub Group Inc. - Class A *	1,097	$32,559	0.02%
Hubbell Inc. - Class B	5,539	$447,219	0.28%
IHS Inc. - Class A *	3,321	$323,299	0.20%
II-VI Incorporated *	80	$1,522	0.00%
ITT Corporation	34	$685	0.00%
JB Hunt Transport Services Inc.	9,193	$478,404	0.30%
Kennametal Inc.	3,426	$127,036	0.08%
Kirby Corporation *	2,678	$148,040	0.09%
Korn/Ferry International *	8,528	$130,734	0.08%
Lennox International, Inc.	1,133	$54,792	0.03%
Lincoln Electric Holdings Inc.	17,038	$665,334	0.42%
Lindsay Corporation	3,555	$255,853	0.16%
Moog Inc. - Class A *	453	$17,155	0.01%
MSC Industrial Direct Co., Inc. - Class A	115	$7,758	0.00%
Navistar International Corporation *	1,191	$25,118	0.02%
Nordson Corporation	2,136	$125,063	0.08%
Portfolio Recovery Associates Inc. *	12	$1,253	0.00%
Quanta Services, Inc. *	218	$5,385	0.00%
Robert Half International Inc.	42,809	$1,140,004	0.72%
Spirit AeroSystems Holdings, Inc. - Class A *	44,093	$979,306	0.62%
SPX Corporation	825	$53,963	0.03%
TAL International Group, Inc.	1,155	$39,247	0.02%
Tennant Company	2,263	$96,902	0.06%
Terex Corporation *	6,560	$148,125	0.09%
The Boeing Company	20,917	$1,455,719	0.92%

See Accompanying Notes to Financial Statements.

III -20

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

The Manitowoc Company, Inc.	6,057	$80,800	0.05%
The Toro Company	3,080	$122,522	0.08%
Timken Company	14,733	$547,478	0.35%
Titan International Inc.	36,392	$642,683	0.41%
Trinity Industries Inc.	4,005	$120,030	0.08%
Triumph Group, Inc.	1,186	$74,125	0.05%
Union Pacific Corporation	12,809	$1,520,428	0.98%
United Parcel Service, Inc.	21,710	$1,553,785	1.01%
United Rentals, Inc. *	9,662	$316,044	0.20%
URS Corporation	3,856	$136,155	0.09%
Valmont Industries, Inc.	2,003	$263,395	0.17%
W.W. Grainger Inc.	2,223	$463,207	0.29%
Wabash National Corporation	7,580	$54,045	0.03%
WABCO Holdings Inc.	2,046	$117,993	0.07%
Waste Management, Inc.	6,879	$220,678	0.14%
Watsco Inc.	195	$14,779	0.01%
WESCO International Inc. *	4,343	$248,420	0.16%
Westinghouse Air Brake Technologies Corporation	743	$59,655	0.04%
Woodward, Inc.	287	$9,752	0.01%
Total Industrials		$19,126,717	12.12%

Information Technology
ACI Worldwide, Inc. *	5,614	$237,248	0.15%
Activision Blizzard, Inc.	21,385	$241,116	0.15%
Amphenol Corporation - Class A	8,706	$512,609	0.32%
Apple Inc.	1,695	$1,130,743	0.72%
Arris Group Inc. *	2,509	$32,090	0.02%
Arrow Electronic, Inc. *	14,431	$486,469	0.31%
Aspen Technology, Inc. *	332	$8,579	0.01%
Atmel Corporation *	2,806	$14,760	0.01%
Avnet, Inc. *	40,569	$1,180,152	0.75%
Blackbaud Inc.	3,872	$92,618	0.06%
BMC Software Inc. *	458	$19,002	0.01%
CA Technologies	28,848	$743,269	0.47%
CACI International Inc. - Class A *	6,187	$320,425	0.20%
Cardtronics Inc. *	4,749	$141,330	0.09%
CIENA Corporation *	6,612	$89,857	0.06%
Cirrus Logic Inc. *	653	$25,069	0.02%
Citrix Systems, Inc. *	4,001	$306,192	0.19%
Coherent Inc. *	549	$25,177	0.02%
CoreLogic, Inc.	1,031	$27,352	0.02%
Cymer Inc. *	2,645	$135,054	0.09%
DealerTrack Holdings, Inc. *	4,553	$126,801	0.08%
Dell Inc.	145,632	$1,435,203	0.90%

See Accompanying Notes to Financial Statements.

III -21

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Dice Holdings, Inc. *	2,858	$24,064	0.02%
EchoStar Corporation - Class A *	159	$4,557	0.00%
Fair Isaac Corporation	1,532	$67,806	0.04%
Fairchild Semiconductor International Inc. *	14,371	$188,548	0.12%
FARO Technologies Inc. *	445	$18,387	0.01%
Fidelity National Information Services, Inc.	1,426	$44,520	0.03%
Gartner Inc. *	7,620	$351,206	0.22%
Google Inc. - Class A *	836	$630,762	0.40%
IAC/InteractiveCorp	6,624	$344,845	0.22%
Ingram Micro Inc. - Class A *	2,514	$38,288	0.02%
Intel Corporation	52,417	$1,187,507	0.75%
Intersil Corporation - Class A	8,359	$73,058	0.05%
Intuit Inc.	3,838	$225,981	0.14%
Itron, Inc. *	3,115	$134,350	0.09%
Juniper Networks, Inc. *	9,339	$159,790	0.10%
KLA-Tencor Corporation	24,598	$1,173,448	0.74%
Kulicke & Soffa Industries Inc. *	14,980	$155,867	0.10%
Lam Research Corporation *	14,111	$448,448	0.28%
Littelfuse Inc.	1,017	$57,501	0.04%
LivePerson Inc. *	3,459	$62,642	0.04%
ManTech International Corporation - Class A	763	$18,312	0.01%
Mentor Graphic Corporation *	2,906	$44,956	0.03%
Mercadolibre, Inc.	21	$1,734	0.00%
MKS Instruments Inc.	738	$18,812	0.01%
NCR Corporation *	6,829	$159,184	0.10%
NetScout Systems, Inc. *	374	$9,541	0.01%
Parametric Technology Corporation *	14,543	$316,601	0.20%
Pegasystems Inc.	34	$987	0.00%
Power Integrations Inc.	2,432	$74,053	0.05%
Progress Software Corporation *	2,504	$53,561	0.03%
QLogic Corporation *	13,239	$151,189	0.10%
Sanmina-SCI Corporation *	3,517	$29,930	0.02%
Sourcefire, Inc. *	218	$10,689	0.01%
Symantec Corporation *	3,814	$68,557	0.04%
Synchronoss Technologies, Inc. *	1,638	$37,510	0.02%
Syntel, Inc.	18	$1,123	0.00%
Tech Data Corporation *	1,793	$81,136	0.05%
Teradata Corporation *	12,543	$945,868	0.60%
Teradyne Inc. *	39,416	$560,496	0.36%
Tessera Technologies Inc.	1,861	$25,458	0.02%
TiVo Inc. *	21,279	$221,940	0.14%
Total System Services, Inc.	14,584	$345,641	0.22%
Tyler Technologies, Inc. *	756	$33,279	0.02%
Ultimate Software Group, Inc. *	620	$63,302	0.04%

See Accompanying Notes to Financial Statements.

III -22

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

VeriFone Systems, Inc. *	19,576	$545,192	0.35%
Verint Systems Inc. *	191	$5,241	0.00%
Vishay Intrtechnology Inc. *	11,841	$116,397	0.07%
Websense, Inc. *	1,202	$18,811	0.01%
Wright Express Corporation *	5,707	$397,892	0.25%
Total Information Technology		$17,080,082	10.82%

Materials
Albemarle Corporation	8,044	$423,758	0.27%
Allegheny Technologies Inc.	2,151	$68,617	0.04%
Boise Inc. *	6,511	$57,036	0.04%
Cabot Corporation	3,736	$136,626	0.09%
Carpenter Technology Corporation	284	$14,859	0.01%
Cliffs Natural Resources Inc.	2,886	$112,929	0.07%
Cytec Industries Inc.	1,418	$92,907	0.06%
Eagle Materials Inc.	2,492	$115,280	0.07%
Ecolab Inc.	4,436	$287,497	0.18%
FMC Corporation	368	$20,380	0.01%
Georgia Gulf Corporation	5,827	$211,054	0.13%
Huntsman Corporation	50,558	$754,831	0.48%
Innophos Holdings Inc.	4,322	$209,574	0.13%
Innospec Inc.	38	$1,289	0.00%
International Flavors & Fragrances Inc.	470	$28,003	0.02%
International Paper Company	10,058	$365,307	0.23%
Intrepid Potash, Inc. *	4,877	$104,758	0.07%
Martin Marietta Materials Inc.	2,222	$184,137	0.12%
Monsanto Company	3,599	$327,581	0.21%
Olin Corp.	1,237	$26,880	0.02%
Rock-Tenn Co. - Class A	11,893	$858,437	0.54%
Rockwood Holdings, Inc.	1,261	$58,763	0.04%
Southern Copper Corporation	3,450	$118,542	0.08%
Steel Dynamics Inc.	14,038	$157,787	0.10%
Vulcan Materials Company	6,417	$303,524	0.19%
W.R. Grace & Co. *	5,969	$352,649	0.22%
Total Materials		$5,393,005	3.42%

Telecommunication Services
CenturyLink, Inc.	7,642	$308,737	0.19%
SBA Communications Corporation *	511	$32,142	0.02%
Telephone & Data Systems Inc.	3,594	$92,042	0.06%
Total Telecommunication Services		$432,921	0.27%

Utilities

See Accompanying Notes to Financial Statements.

III -23

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Alliant Energy Corporation	7,679	$333,192	0.21%
Aqua America Inc.	814	$20,155	0.01%
Hawaiian Electric Industries Inc.	57	$1,500	0.00%
The AES Corporation	102,915	$1,128,978	0.73%
Xcel Energy Inc.	11,172	$309,576	0.20%
Total Utilities		$1,793,401	1.15%

Total United States		$86,716,239	54.95%

Total Common Stocks
(cost - $121,900,779)		$120,018,911	76.04%

See Accompanying Notes to Financial Statements.

III -24

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

United States Government Securities**

Maturity				% of Net
Face	Maturity		Value	Asset
Value	Date	Description	($)	Value
$6,500,000	12/27/2012	U.S. Treasury Bill
(cost, including accrued interest, - $6,498,508)			$6,498,508	4.12%

Total investment securities
(cost - $128,399,287)			$126,517,419	80.16%

FUTURES CONTRACTS PURCHASED

						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value

Agricultural
	Corn	Dec-12	CBOT	181	$75,538	0.05%
	KC Hard Red Winter Wheat	Dec-12	KCBOT	26	$27,575	0.02%
	Soybean Meal	Dec-12	CBOT	1	$950	0.00%
	Soybean Oil	Dec-12	CBOT	48	$(49,734)	(0.03)%
	Soybeans	Nov-12	CBOT	101	$(212,688)	(0.14)%
Total agricultural					$(158,359)	(0.10)%

Energy
	Heating Oil	Nov-12	NYMEX	38	$77,066	0.05%
	London Brent Crude	Nov-12	IPE	35	$93,970	0.06%
	London Gas Oil	Nov-12	IPE	113	$141,725	0.09%
	Natural Gas	Nov-12	NYMEX	77	$44,270	0.03%
	NY Gasoline RBOB	Nov-12	NYMEX	112	$324,866	0.20%
Total energy					$681,897	0.43%

Long-term interest rates

See Accompanying Notes to Financial Statements.

III -25

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

10 Year Japanese Government Bond	Dec-12	TSE	72	$218,667	0.14%
10 Year U.S. Treasury Notes	Dec-12	CBOT	427	$246,078	0.16%
5 Year U.S. Treasury Notes	Dec-12	CBOT	564	$66,594	0.04%
Australian 10 Year 6% Bond	Dec-12	SFE	88	$129,823	0.08%
Australian 3 Year 6% Treasury Bond	Dec-12	SFE	152	$24,907	0.02%
Canadian 10-Year Govt Bond	Dec-12	ME	141	$26,239	0.02%
Euro-BOBL (Medium Term Interest Rate)	Dec-12	EUREX	586	$160,965	0.10%
Euro-Bund (Long Term Interest Rate)	Dec-12	EUREX	88	$83,483	0.05%
Long Gilt	Dec-12	LIFFE	163	$304,095	0.19%
US Bond	Dec-12	CBOT	136	$(9,219)	(0.01)%
Total long-term interest rates				$1,251,632	0.79%

Metals
Gold	Dec-12	NYMEX	136	$228,750	0.14%
High Grade Copper	Dec-12	NYMEX	3	$2,413	0.00%
Silver	Dec-12	NYMEX	80	$35,775	0.02%
Synthetic Aluminum	Dec-12	LME	393	$372,737	0.24%
Synthetic Copper	Dec-12	LME	96	$256,594	0.16%
Synthetic Nickel	Dec-12	LME	116	$847,804	0.54%
Synthetic Zinc	Dec-12	LME	391	$595,507	0.38%
Total metals				$2,339,580	1.48%

Short-term interest rates
Australian Bank Bills	Mar-13	SFE	175	$31,841	0.02%
Euribor (3 Month Interest Rate)	Dec-13	LIFFE	2,368	$251,456	0.16%
Eurodollar	Sep-14	CME	487	$32,613	0.02%
Short Sterling	Dec-13	LIFFE	1,143	$168,155	0.11%
Total short-term interest rates				$484,065	0.31%

See Accompanying Notes to Financial Statements.

III -26

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Stock indices

Amsterdam Exchange Index Future	Oct-12	ENXTAM	112	$(267,818)	(0.17)%
CAC 40 Stock Index	Oct-12	EURONXT	68	$(88,682)	(0.06)%
FT-SE Index	Dec-12	LIFFE	60	$(82,994)	(0.05)%
DAX Index	Dec-12	EUREX	64	$(198,299)	(0.13)%
Hang Seng Index	Oct-12	HKFE	81	$91,968	0.06%
Mini SP 500 Index	Dec-12	CME	274	$(22,885)	(0.01)%
NASDAQ 100 E-MINI Index	Dec-12	CME	173	$(145,325)	(0.09)%
Stockholm 30 Index	Oct-12	OMX	269	$(118,546)	(0.08)%
Nikkei 225 Index	Dec-12	OSE	50	$(70,153)	(0.04)%
S&P Canada 60 Index Futures	Dec-12	ME	26	$(20,597)	(0.01)%
SIMEX MSCI Taiwan Index	Oct-12	SGX	407	$(44,625)	(0.03)%
SPI200 Index	Dec-12	SFE	71	$(27,846)	(0.02)%
Total stock indices
				$(995,802)	(0.63)%

Net unrealized gain on futures contracts purchased				$3,603,013	2.28%

FUTURES CONTRACTS SOLD

						% of Net
		Contract		No. of	Value	Asset
Sector	Contract	Month	Exchange	Contracts	($)	Value
Agricultural
	Coffee	Dec-12	ICEUS	(58)	$9,375	0.01%
	Cotton	Dec-12	ICEUS	(33)	$4,370	0.00%
	Lean Hogs	Dec-12	CME	(165)	$(75,610)	(0.05)%
	Live Cattle	Dec-12	CME	(63)	$15,770	0.01%
	Sugar #11	Mar-13	ICEUS	(66)	$(13,306)	(0.01)%
Total agricultural					$(59,401)	(0.04)%

See Accompanying Notes to Financial Statements.

III -27

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Energy
Crude Oil	Nov-12	NYMEX	(7)	$(7,500)	0.00%
Total energy				$(7,500)	0.00%

Metals
Synthetic Aluminum	Dec-12	LME	(408)	$(455,422)	(0.29)%
Synthetic Copper	Dec-12	LME	(41)	$80,227	0.05%
Synthetic Nickel	Dec-12	LME	(106)	$(978,828)	(0.62)%
Synthetic Zinc	Dec-12	LME	(247)	$(644,143)	(0.41)%
Total metals				$(1,998,166)	(1.27)%

Short-term interest rates
Canadian Bank Bill	Dec-12	ME	(165)	$(21,895)	(0.01)%
Total short-term interest rates				$(21,895)	(0.01)%

Net unrealized loss on futures contracts sold				$(2,086,962)	(1.32)%

Net unrealized gain on futures contracts				$1,516,051	0.96%

LONG FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value
RBS	12/19/2012	64,679,816	Australian Dollar	$92,305	0.06%
RBS	12/19/2012	117,876,557	Canadian Dollar	$(28,446)	(0.02)%
RBS	12/19/2012	66,777,828	Euro	$(223,107)	(0.14)%
RBS	12/19/2012	6,764,721,304	Japanese Yen	$63,256	0.04%
RBS	12/19/2012	490,593,192	Mexican Peso	$435,849	0.28%
RBS	12/19/2012	84,990,072	New Zealand Dollar	$2,067,388	1.31%
RBS	12/19/2012	364,098,400	Norwegian Krone	$423,390	0.27%
RBS	12/19/2012	66,976,066	Pound Sterling	$715,584	0.45%
RBS	12/19/2012	44,630,163	Singapore Dollar	$374,286	0.24%

See Accompanying Notes to Financial Statements.

III -28

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

RBS	12/19/2012	174,980,378	South African Rand	$(206,222)	(0.13)%
RBS	12/19/2012	149,673,052	Swedish Krona	$397,941	0.25%
RBS	12/19/2012	57,598,588	Swiss Franc	$47,312	0.03%
Net unrealized gain on long forward currency contracts				$4,159,536	2.64%

SHORT FORWARD CURRENCY CONTRACTS

					% of Net
	Maturity			Value	Asset
Counterparty	Date	Amount	Currency	($)	Value
RBS	12/19/2012	46,672,178	Australian Dollar	$162,745	0.10%
RBS	12/19/2012	81,573,095	Canadian Dollar	$273,769	0.17%
RBS	12/19/2012	89,260,634	Euro	$(771,601)	(0.49)%
RBS	12/19/2012	5,965,484,317	Japanese Yen	$(494,720)	(0.31)%
RBS	12/19/2012	209,716,715	Mexican Peso	$(71,606)	(0.05)%
RBS	12/19/2012	52,812,415	New Zealand Dollar	$(470,205)	(0.30)%
RBS	12/19/2012	250,665,025	Norwegian Krone	$(181,151)	(0.11)%
RBS	12/19/2012	43,366,456	Pound Sterling	$(54,870)	(0.03)%
RBS	12/19/2012	33,720,644	Singapore Dollar	$(89,705)	(0.06)%
RBS	12/19/2012	125,393,140	South African Rand	$(47,767)	(0.03)%
RBS	12/19/2012	79,088,152	Swedish Krona	$(107,338)	(0.07)%
RBS	12/19/2012	76,534,060	Swiss Franc	$(558,275)	(0.35)%
Net unrealized loss on short forward currency contracts				$(2,410,724)	(1.53)%

Net unrealized gain on forward currency contracts				$1,748,812	1.11%

See Accompanying Notes to Financial Statements.

III -29

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

INVESTMENT SECURITIES SOLD SHORT

			% of Net
			Asset
	Shares	Value ($)	Value
Common Stocks
Argentina
Telecommunication Services
Telecom Argentina S.A. - Adr	2,217	$22,192	0.01%
Total Telecommunication Services		$22,192	0.01%

Bermuda
Financials
Arch Capital Group Ltd. ***	2,672	$111,262	0.07%
Assured Guaranty Ltd.	368	$5,012	0.00%
Endurance Specialty Holdings Ltd.	630	$24,255	0.02%
Invesco Ltd.	4,356	$108,856	0.06%
Lazard Ltd. - Class A	972	$28,412	0.02%
Platinum Underwriters Holdings Ltd.	1,049	$42,873	0.03%
RenaissanceRe Holdings Ltd.	518	$39,907	0.03%
Total Financials		$360,577	0.23%

Information Technology
Genpact Ltd. ***	3,293	$54,927	0.03%
Marvell Technology Group Ltd.	18,519	$169,541	0.11%
Total Information Technology		$224,468	0.14%

Total Bermuda		$585,045	0.37%

Brazil
Industrials
Embraer SA - Adr	3,328	$88,591	0.06%
Total Industrials		$88,591	0.06%

Utilities
Companhia Paranaense de Energia - Adr	1,260	$20,689	0.01%
Total Utilities		$20,689	0.01%

Total Brazil		$109,280	0.07%

British Virgin Islands
Industrials

See Accompanying Notes to Financial Statements.

III-30

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

UTi Worldwide Inc.	7,381	$99,422	0.06%
Total Industrials		$99,422	0.06%

Canada
Consumer Discretionary
Gildan Activewear Inc.	178	$5,639	0.00%
Total Consumer Discretionary		$5,639	0.00%

Energy
Baytex Energy Corp.	456	$21,633	0.01%
Cameco Corp.	4,926	$95,811	0.07%
Imperial Oil Ltd.	838	$38,573	0.02%
Precision Drilling Corporation ***	710	$5,566	0.00%
Total Energy		$161,583	0.10%

Financials
Canadian Imperial Bank Of Commerce	1,907	$149,108	0.09%
The Bank of Nova Scotia	3,160	$173,231	0.11%
Total Financials		$322,339	0.20%

Health Care
Valeant Pharmaceuticals International, Inc.	2,516	$139,059	0.09%
Total Health Care		$139,059	0.09%

Industrials
Canadian Pacific Railway Limited	4,102	$340,015	0.21%
Progressive Waste Solutions Ltd.	1,193	$24,540	0.02%
Total Industrials		$364,555	0.23%

Materials
Eldorado Gold Corp.	7,668	$116,860	0.07%
Pan American Silver Corp.	8,015	$171,842	0.11%
Total Materials		$288,702	0.18%

Total Canada		$1,281,877	0.80%

Cayman Islands
Consumer Discretionary
Ctrip.com International Ltd. - Adr	10,200	$172,176	0.11%
Total Consumer Discretionary		$172,176	0.11%

Channel Islands

See Accompanying Notes to Financial Statements.

III-31

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Information Technology
Amdocs Limited	839	$27,679	0.02%
Total Information Technology		$27,679	0.02%

Germany
Industrials
Siemens AG - Adr	11,448	$1,146,517	0.73%
Total Industrials		$1,146,517	0.73%

Hong Kong
Telecommunication Services
China Mobile Limited - Adr	3,610	$199,850	0.13%
Total Telecommunication Services		$199,850	0.13%

India
Financials
ICICI Bank Ltd. - Adr	8,503	$341,310	0.22%
Total Financials		$341,310	0.22%

Ireland
Health Care
ICON Public Limited Company - Adr ***	1,097	$26,734	0.02%
Total Health Care		$26,734	0.02%

Industrials
Ryanair Holdings plc - Adr	3,086	$99,524	0.06%
Total Industrials		$99,524	0.06%

Information Technology
Seagate Technology Public Limited Company	5,040	$156,038	0.10%
Total Information Technology		$156,038	0.10%

Total Ireland		$282,296	0.18%

Japan
Consumer Discretionary
Arcland Sakamoto Co., Ltd.	200	$2,981	0.00%
Arnest One Corporation	10,500	$162,134	0.10%
Asics Corporation	20,000	$270,095	0.17%
Askul Corporation	7,200	$117,734	0.07%
Benesse Holdings, Inc.	200	$9,696	0.01%
Chofu Seisakusho Co., Ltd.	300	$7,279	0.00%

See Accompanying Notes to Financial Statements.

III-32

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Daihatsu Motor Co., Ltd.	22,000	$367,360	0.27%
Daiichikosho Co., Ltd.	1,000	$24,047	0.02%
Dainichi Co., Ltd.	600	$5,971	0.00%
Don Quijote Co., Ltd.	9,200	$354,561	0.22%
Doshisha Co., Ltd.	400	$11,630	0.01%
Eagle Industry Co., Ltd.	3,000	$19,084	0.01%
EXEDY Corporation	7,200	$142,296	0.09%
F.C.C. Co., Ltd.	7,800	$125,544	0.08%
Fuji Heavy Industries Ltd.	23,000	$191,144	0.12%
Fujitsu General Limited	3,000	$26,625	0.02%
Funai Electric Co., Ltd.	6,000	$84,722	0.05%
Futaba Industrial Co., Ltd. ***	6,200	$25,127	0.02%
Gunze Limited	3,000	$7,734	0.00%
Hakuhodo DY Holdings Incorporated	350	$23,611	0.01%
Honda Motor Co., Ltd.	2,800	$86,077	0.05%
Honeys Co., Ltd.	2,150	$33,116	0.02%
J. Front Retailing Co., Ltd.	64,000	$359,511	0.23%
Joshin Denki Co., Ltd.	1,000	$11,825	0.01%
KEIHIN Corporation	1,300	$15,389	0.01%
Koito Manufacturing Co., Ltd.	3,000	$34,705	0.02%
Komeri Co., Ltd.	100	$2,550	0.00%
Konaka Co., Ltd.	3,900	$35,813	0.02%
LEC, Inc.	200	$2,637	0.00%
Musashi Seimitsu Industry Co., Ltd.	10,000	$184,424	0.12%
NEC Mobiling, Ltd.	300	$11,831	0.01%
NGK Spark Plug Co., Ltd.	3,000	$31,588	0.02%
Nidec Copal Corporation	100	$804	0.00%
Nifco Inc.	5,100	$117,930	0.07%
Nissan Shatai Co., Ltd.	1,000	$11,209	0.01%
Nissin Kogyo Co., Ltd.	1,800	$23,593	0.01%
Nitori Holdings Co., Ltd.	3,900	$362,628	0.23%
NOK Corporation	4,300	$68,879	0.04%
Onward Holdings Co., Ltd.	4,000	$31,909	0.02%
Panasonic Corporation	25,900	$171,399	0.11%
Point Inc.	3,890	$140,439	0.09%
Press Kogyo Co., Ltd.	6,000	$24,008	0.02%
Rakuten, Inc.	12,900	$131,527	0.08%
Resorttrust, Inc.	900	$16,806	0.01%
Riken Corporation	3,000	$11,042	0.01%
Rinnai Corporation	1,200	$89,570	0.06%
Round One Corporation	100	$482	0.00%
Saizeriya Co., Ltd.	300	$4,517	0.00%
Sanden Corporation	25,000	$75,347	0.05%
Sangetsu Co., Ltd.	700	$19,302	0.01%

See Accompanying Notes to Financial Statements.

III-33

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Seiko Holdings Corporation ***	5,000	$13,595	0.01%
Showa Corporation	4,900	$43,299	0.03%
Stanley Electric Co., Ltd.	8,300	$123,054	0.08%
Sumitomo Forestry Co.	4,100	$36,492	0.02%
Suzuki Motor Corporation	18,500	$359,454	0.23%
T-Gaia Corporation	1,700	$16,461	0.01%
Takata Corporation	2,400	$43,215	0.03%
Tamron Co., Ltd.	3,400	$104,216	0.07%
TBK Co., Ltd.	1,000	$4,579	0.00%
The Daiei, Inc. ***	8,250	$17,564	0.01%
TOEI Co., Ltd.	5,000	$28,151	0.02%
Tokai Rika Co., Ltd	6,900	$97,077	0.06%
Tokyo Dome Corporation ***	2,000	$6,541	0.00%
Toyota Industries Corporation	9,400	$263,413	0.17%
U-SHIN Ltd.	1,100	$5,431	0.00%
Wacoal Holdings Corporation	3,000	$36,167	0.02%
Yamaha Motor Co., Ltd.	5,800	$50,731	0.03%
Yellow Hat Ltd.	400	$5,546	0.00%
Zensho Holdings Co., Ltd.	500	$6,380	0.00%
Total Consumer Discretionary		$5,351,598	3.39%

Consumer Staples
Ain Pharmaciez Inc.	500	$35,718	0.02%
Ajinomoto Co., Inc.	18,000	$282,561	0.18%
Asahi Group Holdings Ltd.	8,800	$217,143	0.14%
Coco Kara Fine Inc.	100	$3,495	0.00%
FANCL Corporation	200	$2,357	0.00%
Fuji Oil Co., Ltd.	3,300	$46,089	0.03%
Hokuto Corporation	4,200	$88,985	0.06%
ITO EN, Ltd.	1,200	$23,993	0.02%
Izumiya Co., Ltd.	1,000	$5,092	0.00%
J-Oil Mills, Inc.	1,000	$2,783	0.00%
Kewpie Corporation	8,200	$137,346	0.09%
Kirin Holdings Co., Ltd.	28,000	$374,901	0.23%
Ministop Co., Ltd.	2,000	$33,345	0.02%
Mitsubishi Shokuhin Co., Ltd.	700	$18,296	0.01%
Nichirei Corporation	3,000	$16,429	0.01%
Nihon Chouzai Co., Ltd.	260	$6,889	0.00%
Nisshin Oillio Group Ltd.	3,000	$11,773	0.01%
Nissin Food Holdings Co., Ltd.	600	$23,547	0.01%
Qol Co., Ltd.	100	$1,021	0.00%
SOGO Medical Co., Ltd.	300	$10,831	0.01%
Sugi Holdings Co., Ltd.	100	$3,515	0.00%
Sundrug Co., Ltd.	1,600	$58,154	0.04%

See Accompanying Notes to Financial Statements.

III-34

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Takara Holdings Inc.	1,000	$7,400	0.00%
Toyo Suisan Kaisha, Ltd.	3,000	$75,103	0.05%
Tsuruha Holdings Inc.	3,900	$292,103	0.19%
Valor Co., Ltd.	1,600	$26,594	0.02%
Yakult Honsha Co., Ltd.	1,200	$56,943	0.04%
Yamaya Corporation	700	$10,540	0.01%
Yonekyu Corporation	500	$4,316	0.00%
Yonkyu Co., Ltd.	600	$7,256	0.00%
Total Consumer Staples		$1,884,518	1.19%

Energy
Idemitsu Kosan Co., Ltd.	2,500	$205,201	0.12%
Showa Shell Sekiyu K.K.	13,900	$73,803	0.05%
TonenGeneral Sekiyu K.K.	1,000	$8,683	0.01%
Total Energy		$287,687	0.18%

Financials
Acom Co., Ltd. ***	11,290	$287,417	0.18%
Aeon Credit Service Co., Ltd.	5,400	$116,349	0.07%
Aeon Mall Co., Ltd.	900	$22,046	0.01%
Aozora Bank, Ltd.	4,000	$12,261	0.01%
Century Tokyo Leasing Corporation	7,400	$143,592	0.09%
Daibiru Corporation	1,200	$9,942	0.01%
Daito Trust Construction Co., Ltd.	2,300	$231,556	0.15%
Hulic Co., Ltd. ***	23,100	$139,834	0.09%
Iida Home Max Co., Ltd.	4,300	$40,147	0.03%
Kabu.com Securities Co., Ltd.	3,500	$10,189	0.01%
Mitsubishi Estate Co., Ltd.	2,000	$38,321	0.02%
Monex Group, Inc.	340	$55,902	0.04%
MS&AD Insurance Group Holdings, Inc.	5,900	$102,227	0.06%
ORIX Corporation	3,560	$357,952	0.22%
Resona Holdings, Inc.	20,100	$82,491	0.05%
Ricoh Leasing Co., Ltd.	600	$14,659	0.01%
Seven Bank, Ltd.	33,700	$102,864	0.07%
Sumitomo Mitsui Financial Group, Inc.	9,600	$300,414	0.19%
Sumitomo Mitsui Trust Holdings Inc.	98,000	$291,590	0.18%
Suruga Bank Ltd.	2,000	$22,700	0.01%
Takara Leben Co., Ltd.	1,000	$10,773	0.01%
The 77Th Bank, Ltd.	14,000	$58,174	0.04%
The Aichi Bank, Ltd.	100	$5,803	0.00%
The Bank Of Kyoto, Ltd.	3,000	$25,432	0.02%
The Bank Of Nagoya, Ltd.	3,000	$10,542	0.01%
The Higo Bank, Ltd.	7,000	$42,643	0.03%
The Kagoshima Bank, Ltd.	3,000	$19,815	0.01%

See Accompanying Notes to Financial Statements.

III-35

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

The Musashino Bank, Ltd.	1,100	$33,886	0.02%
The Tokyo Tomin Bank, Ltd.	200	$1,875	0.00%
The Yamagata Bank, Ltd.	4,000	$18,673	0.01%
The Yamanashi Chuo Bank, Ltd.	2,000	$8,516	0.01%
Tokio Marine Holdings Inc.	12,100	$309,435	0.20%
Tokyu Land Corporation	30,000	$160,826	0.10%
Tokyu Livable, Inc.	1,200	$15,898	0.01%
Total Financials		$3,104,744	1.97%

Health Care
Hisamitsu Pharmaceutical Co., Inc.	700	$38,738	0.02%
Hogy Medical Co., Ltd.	1,000	$53,737	0.03%
Kaken Pharmaceutical Co., Ltd.	4,000	$59,816	0.04%
KYORIN Holdings, Inc.	1,200	$29,564	0.02%
Miraca Holdings Inc.	800	$35,961	0.02%
Mitsubishi Tanabe Pharma Corporation	2,300	$35,014	0.02%
Nichi-Iko Pharmaceutical Co., Ltd.	7,800	$183,865	0.12%
Nichii Gakkan Company	15,800	$152,179	0.10%
Nikkiso Co., Ltd.	9,000	$111,039	0.07%
Olympus Corporation ***	12,300	$239,777	0.16%
Santen Pharmaceutical Co., Ltd.	900	$41,438	0.03%
Shionogi & Co., Ltd.	3,300	$50,449	0.03%
Takara Bio Inc.	2,900	$17,071	0.01%
Toho Holdings Co., Ltd.	2,600	$53,285	0.03%
Towa Pharmaceutical Co., Ltd.	300	$20,084	0.01%
Total Health Care		$1,122,017	0.71%

Industrials
Aica Kogyo Coompany, Limited	1,500	$25,682	0.02%
Aida Engineering, Ltd.	4,900	$32,553	0.02%
Asahi Diamond Industrial Co., Ltd.	100	$1,126	0.00%
Asahi Glass Company Limited	56,000	$373,465	0.23%
Central Japan Railway Company	4,100	$360,717	0.22%
Chiyoda Corporation	22,000	$342,531	0.22%
CKD Corporation	800	$4,555	0.00%
COMSYS Holdings Corporation	500	$6,983	0.00%
COSEL Co., Ltd.	500	$6,695	0.00%
Dai Nippon Printng Co., Ltd.	31,000	$216,281	0.14%
DAIHEN Corporation	2,000	$5,156	0.00%
Ebara Corporation	55,000	$230,658	0.15%
Fujikura Ltd.	35,000	$105,037	0.07%
Furukawa Electric Co., Ltd. ***	14,000	$26,394	0.02%
Futaba Corporation	1,700	$22,021	0.01%

See Accompanying Notes to Financial Statements.

III-36

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Glory Ltd.	2,900	$68,211	0.04%
Hosokawa Micron Corporation	2,000	$11,081	0.01%
IDEC Corporation	100	$870	0.00%
IHI Corporation	95,000	$211,998	0.13%
Inabata & Co., Ltd.	2,900	$18,819	0.01%
JTEKT Corporation	9,400	$74,383	0.05%
Kamigumi Co., Ltd.	1,000	$8,285	0.01%
Kanamoto Co., Ltd.	4,000	$46,632	0.03%
Kawasaki Heavy Industries, Ltd.	5,000	$9,939	0.01%
Keikyu Corporation	14,000	$132,149	0.08%
Kinden Corporation	2,000	$12,620	0.01%
Kintetsu World Express, Inc.	900	$28,833	0.02%
Kitz Corporation	7,300	$31,364	0.02%
Kokuyo Co., Ltd.	6,500	$52,852	0.03%
Kubota Corporation	28,000	$283,690	0.18%
Kurita Water Industries Ltd.	1,400	$31,044	0.02%
Kuroda Electric Co., Ltd.	3,400	$41,468	0.03%
Kyowa Exeo Corporation	3,500	$41,386	0.03%
LIXIL Group Corporation	10,300	$245,966	0.16%
Mabuchi Motor Co., Ltd.	600	$27,471	0.02%
Makita Corporation	8,600	$334,195	0.21%
Maruyama MFG. Co., Inc.	1,000	$1,962	0.00%
Max Co., Ltd.	1,000	$11,773	0.01%
Meidensha Corporation	6,000	$20,777	0.01%
Mitsubishi Heavy Industries, Ltd.	77,000	$333,784	0.21%
Mitsubishi Logistics Corporation	21,000	$250,204	0.16%
Mitsui O.S.K. Lines, Ltd.	26,000	$60,688	0.04%
Nichiha Corporation	2,000	$24,624	0.02%
Nippon Konpo Unyu Soko Co., Ltd.	1,900	$24,636	0.02%
Nippon Manufacturing Service Corporation	2	$877	0.00%
Nippon Sharyo, Ltd.	4,000	$14,056	0.01%
Nippon Yusen Kabushiki Kaisha	66,000	$116,810	0.07%
Nitta Corporation	200	$3,173	0.00%
Noritake Co., Ltd.	6,000	$15,082	0.01%
NSK Ltd.	3,000	$17,429	0.01%
NTN Corporation	15,000	$30,203	0.02%
Odakyu Electric Railway Co., Ltd.	17,000	$178,999	0.11%
OILES Corporation	100	$2,084	0.00%
Okamura Corporation	4,000	$30,883	0.02%
Organo Corporation	2,000	$12,312	0.01%
OSG Corporation	15,100	$209,925	0.13%
OYO Corporation	900	$10,850	0.01%
Ryobi Ltd.	5,000	$10,773	0.01%
Sankyu Inc.	2,000	$7,567	0.00%

See Accompanying Notes to Financial Statements.

III-37

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Sanyo Denki Co., Ltd.	3,000	$19,122	0.01%
Secom Co., Ltd.	3,300	$172,253	0.11%
Shimizu Corporation	16,000	$53,968	0.03%
ShinMaywa Industries, Ltd.	1,000	$5,117	0.00%
SHO-BOND Holdings Co., Ltd.	300	$10,484	0.01%
Sumikin Bussan Corporation	4,000	$9,952	0.01%
Sumitomo Densetsu Co., Ltd.	2,400	$21,115	0.01%
Tadano Ltd.	7,000	$53,057	0.03%
Takasago Thermal Engineering Co., Ltd.	2,100	$17,021	0.01%
Takuma Co., Ltd.	14,000	$71,461	0.05%
Tanseisha Co., Ltd.	3,000	$9,734	0.01%
The Kinki Sharyo Co., Ltd.	1,000	$3,232	0.00%
Toppan Forms Co., Ltd.	1,300	$12,588	0.01%
Toppan Printing Co., Ltd.	9,000	$52,288	0.03%
Toshiba Plant Systems & Services Corporation	2,000	$26,676	0.02%
Toyota Tsusho Corporation	16,700	$357,463	0.23%
Union Tool Co.	600	$9,573	0.01%
Yokogawa Bridge Holdings Corporation	1,000	$7,310	0.00%
Total Industrials		$5,774,995	3.66%

Information Technology
Alps Electric Co., Ltd.	14,800	$76,683	0.05%
Amano Corporation	300	$2,586	0.00%
Anritsu Corporation	3,000	$38,937	0.02%
Axell Corporation	500	$11,786	0.01%
Azbil Corporation	4,900	$98,600	0.06%
Brother Industries, Ltd.	300	$2,786	0.00%
Canon Electronics Inc.	2,800	$61,729	0.04%
Canon Inc. - Adr	5,013	$160,466	0.10%
Fuji Soft Incorporated	1,600	$33,591	0.02%
FUJIFILM Holding Corporation	400	$6,710	0.00%
GMO Internet Inc.	19,300	$131,187	0.08%
Hirose Electric Co., Ltd.	700	$78,553	0.05%
Hosiden Corporation	1,200	$6,710	0.00%
IBIDEN Co., Ltd.	2,300	$33,657	0.02%
Internet Initiative Japan Inc.	2,800	$76,453	0.05%
Japan Radio Co., Ltd. ***	8,000	$19,699	0.01%
Keyence Corporation	100	$25,650	0.02%
Kyocera Corporation	200	$17,339	0.01%
Lasertec Corporation	1,200	$23,008	0.01%
Mamezou Holding Co., Ltd.	55	$42,675	0.03%
MarvelousAQL Inc.	28	$7,067	0.00%
Melco Holdings Inc.	5,100	$99,289	0.06%
Murata Manufacturing Co., Ltd.	6,000	$319,728	0.20%

See Accompanying Notes to Financial Statements.

III-38

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Nintendo Co., Ltd.	2,800	$355,151	0.27%
NS Solutions Corporation	7,000	$148,219	0.09%
NSD Co., Ltd.	2,600	$25,409	0.02%
OBIC Business Consultans Co., Ltd.	100	$5,694	0.00%
OBIC Co., Ltd.	200	$41,989	0.03%
Riso Kagaku Corporation	300	$5,279	0.00%
ROHM Co., Ltd.	1,400	$47,186	0.03%
Ryoyo Electro Corporation	300	$3,155	0.00%
Sanken Electric Co., Ltd.	10,000	$31,550	0.02%
Sanshin Electronic Co., Ltd.	200	$1,506	0.00%
SCSK Corporation	6,400	$112,778	0.07%
Shibaura Mechatronics Corporation ***	2,000	$3,335	0.00%
SIIX Corp.	1,900	$27,682	0.02%
Square Enix Holdings Co., Ltd.	4,300	$65,681	0.04%
Star Micronics Co., Ltd.	5,100	$49,056	0.03%
Sumco Corporation ***	12,400	$83,650	0.05%
Taiyo Yuden Co., Ltd.	17,800	$150,212	0.10%
Toshiba Tec Corporation	37,000	$164,186	0.10%
Yokogawa Electric Corporation	5,000	$57,841	0.04%
Total Information Technology		$2,754,448	1.75%

Materials
Air Water Inc.	1,000	$12,261	0.01%
Dainichiseika Color & Chemical Manufacturing Co.,	3,000	$13,351	0.01%
Ltd.
Daio Paper Corporation	4,000	$24,881	0.02%
FP Corporation	400	$31,550	0.02%
Fuji Seal International, Inc.	300	$6,221	0.00%
Godo Steel, Ltd.	11,000	$18,199	0.01%
Hokuetsu Kishu Paper Co., Ltd.	9,500	$47,151	0.03%
JFE Holdings, Inc.	13,400	$177,011	0.11%
Kansai Paint Co., Ltd.	20,000	$221,873	0.14%
Kuraray Co., Ltd.	3,600	$40,953	0.03%
LINTEC Corporation	3,300	$60,183	0.04%
Maruichi Steel Tube Ltd.	12,000	$257,014	0.16%
Mitsui Mining & Smelting Co., Ltd.	58,000	$123,479	0.08%
Nihon Parkerizing Co., Ltd.	2,000	$30,472	0.02%
Nippon Denko Co., Ltd.	19,000	$48,491	0.03%
Nippon Soda Co., Ltd.	11,000	$47,542	0.03%
Nippon Steel & Sumitomo Metal Corporation	32,000	$65,664	0.04%
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	$19,584	0.01%
Pacific Metals Co., Ltd.	56,000	$191,042	0.12%
Shin-Etsu Chemical Co., Ltd.	400	$22,521	0.01%
Sumitomo Chemical Co., Ltd.	22,000	$56,148	0.04%

See Accompanying Notes to Financial Statements.

III-39

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Sumitomo Metal Mining Co., Ltd.	28,000	$353,714	0.22%
Taiyo Holdings Co., Ltd.	900	$25,070	0.02%
Taiyo Nippon Sanso Corporation	5,000	$26,355	0.02%
Teijin Ltd.	36,000	$88,185	0.06%
Toagosei Co., Ltd.	7,000	$26,394	0.02%
Tokyo Tekko Co., Ltd.	1,000	$3,347	0.00%
Toyo Ink SC Holdings Co., Ltd.	2,000	$7,182	0.00%
Toyo Seikan Kaisha, Ltd.	12,500	$133,861	0.08%
Total Materials		$2,179,699	1.38%

Telecommunication Services
KDDI Corporation	4,600	$357,511	0.23%
Nippon Telegraph and Telephone Corporation - Adr	158	$3,746	0.00%
Total Telecommunication Services		$361,257	0.23%

Utilities
Chubu Electric Power Coompany, Inc.	5,500	$71,737	0.05%
Elec Power Development Co., Ltd.	3,200	$84,296	0.05%
Hokuriku Electric Power Company	11,400	$138,457	0.09%
Osaka Gas Co., Ltd.	6,000	$26,471	0.02%
Tohoku Electric Power Co., Inc. ***	36,100	$290,754	0.18%
Total Utilities		$611,715	0.39%

Total Japan		$23,432,678	14.85%

Jersey
Materials
Randgold Resources Limited - Adr	1,293	$159,033	0.10%
Total Materials		$159,033	0.10%

Liberia
Consumer Discretionary
Royal Caribbean Cruises Ltd.	32,672	$987,021	0.63%
Total Consumer Discretionary		$987,021	0.63%

Marshall Islands
Energy
Teekay Corporation	2,922	$91,166	0.06%
Total Energy		$91,166	0.06%

Mexico
Consumer Discretionary

See Accompanying Notes to Financial Statements.

III-40

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Grupo Televisa, S.A.B. - Adr	2,959	$69,566	0.04%
Total Consumer Discretionary		$69,566	0.04%

Netherlands
Consumer Staples
Unilever NV	638	$22,636	0.01%
Total Consumer Staples		$22,636	0.01%

Industrials
Koninklijke Philips Electronics NV	4,058	$95,160	0.06%
Total Industrials		$95,160	0.06%

Total Netherlands		$117,796	0.07%

Panama
Consumer Discretionary
Carnival Corporation	22,044	$803,063	0.51%
Total Consumer Discretionary		$803,063	0.51%

Industrials
Copa Holdings SA - Class A	2,982	$242,347	0.15%
Total Industrials		$242,347	0.15%

Total Panama		$1,045,410	0.66%

South Korea
Financials
KB Financial Group, Inc. - Adr	1,143	$40,336	0.03%
Total Financials		$40,336	0.03%

Telecommunication Services
KT Corp. - Adr	8,885	$138,961	0.09%
SK Telecom Co. Ltd. - Adr	20,262	$294,609	0.18%
Total Telecommunication Services		$433,570	0.27%

Total South Korea		$473,906	0.30%

Switzerland
Energy
Noble Corp.	2,723	$97,429	0.06%
Weatherford International Ltd. ***	20,309	$257,518	0.16%
Total Energy		$354,947	0.22%

See Accompanying Notes to Financial Statements.

III-41

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Financials
UBS AG	50,216	$611,631	0.39%
Total Financials		$611,631	0.39%

Health Care
Novartis AG - Adr	1,966	$120,437	0.08%
Total Health Care		$120,437	0.08%

Industrials
Abb Ltd. - Adr	6,510	$121,737	0.08%
Foster Wheeler AG ***	34,845	$834,886	0.53%
Total Industrials		$956,623	0.61%

Materials
Syngenta AG - Adr	881	$65,943	0.04%
Total Materials		$65,943	0.04%

Total Switzerland		$2,109,581	1.34%

Taiwan, Province Of China
Information Technology
Taiwan Semiconductor Manufacturing Co. Ltd. - Adr	73,233	$1,158,546	0.73%
Total Information Technology		$1,158,546	0.73%

United Kingdom
Consumer Staples
Diageo plc - Adr	1,246	$140,462	0.09%
Total Consumer Staples		$140,462	0.09%

United States
Consumer Discretionary
Abercrombie & Fitch Co. - Class A	3,932	$133,373	0.08%
Aeropostale Inc. ***	3,451	$46,692	0.03%
Ameristar Casinos Inc.	5,124	$91,207	0.06%
ANN INC. ***	6,094	$229,927	0.15%
Asbury Automotive Group, Inc.	573	$16,015	0.01%
Bed Bath & Beyond Inc. ***	1,364	$85,932	0.05%
Big Lots Inc. ***	4,564	$135,003	0.09%
BJ's Restaurants, Inc. ***	1,311	$59,454	0.04%
Blyth, Inc.	1,225	$31,838	0.02%
BorgWarner Inc.	2,635	$182,105	0.12%

See Accompanying Notes to Financial Statements.

III-42

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Brown Shoe Coompany, Inc.	46	$737	0.00%
Buffalo Wild Wings Inc. ***	252	$21,606	0.01%
Cabela's Inc. ***	12,952	$708,215	0.45%
Capella Education Company ***	1,535	$53,817	0.03%
Carmax Inc. ***	11,231	$317,837	0.20%
Carter's Inc. ***	1,545	$83,183	0.05%
Choice Hotels International Inc.	2,087	$66,763	0.04%
Coach, Inc.	6,585	$368,892	0.23%
Cooper Tire & Rubber Company	1,398	$26,814	0.02%
Cracker Barrel Old Country Store, Inc.	2,147	$144,085	0.09%
DeVry, Inc.	188	$4,279	0.00%
DineEquity, Inc.	126	$7,056	0.00%
Discovery Communications, Inc. ***	6,460	$385,016	0.24%
DSW Inc. - Class A	3,409	$227,448	0.14%
Fifth & Pacific Companies, Inc. ***	790	$10,096	0.01%
Finish Line Inc. - Class A	372	$8,456	0.01%
Ford Motor Company	12,606	$124,295	0.08%
G-III Apparel Group, Ltd. ***	114	$4,093	0.00%
Gannett Co., Inc.	45,692	$811,033	0.51%
Goodyear Tire & Rubber Co. ***	5,982	$72,921	0.05%
Guess?, Inc.	662	$16,828	0.01%
Harman International Industries, Incorporated	641	$29,589	0.02%
Hasbro Inc.	11,337	$432,677	0.27%
Hillenbrand, Inc.	433	$7,876	0.00%
Jos. A Bank Clothiers Inc. ***	1,389	$67,339	0.04%
Krispy Kreme Doughnuts, Inc. ***	3,199	$25,368	0.02%
Lamar Media Corp. - Class A ***	3,154	$116,867	0.07%
Las Vegas Sands Corp.	15,155	$702,737	0.45%
Leggett & Platt, Incorporated	13,830	$346,442	0.22%
Liberty Global Inc. - Series C ***	1,848	$104,435	0.07%
Liberty Interactive Corporation ***	3,715	$68,728	0.04%
Lithia Motors Inc. - Class A	21,464	$714,966	0.45%
LKQ Corp. ***	4,279	$79,055	0.05%
Lowe's Companies Inc.	18,907	$571,748	0.36%
Lumber Liquidators Holdings, Inc. ***	746	$37,807	0.02%
Maidenform Brands, Inc. ***	1,199	$24,556	0.02%
Monro Muffler Brake Inc.	866	$30,475	0.02%
National CineMedia, Inc.	1,675	$27,420	0.02%
NVR Inc. ***	1	$845	0.00%
Oxford Industries Inc.	4,346	$245,332	0.16%
Panera Bread Company - Class A ***	1,042	$178,067	0.11%
Penn National Gaming Inc.	9,056	$390,495	0.25%
Penske Automotive Group, Inc.	16,681	$501,931	0.32%
Pinnacle Entertainment Inc. ***	10,063	$123,171	0.08%

See Accompanying Notes to Financial Statements.

III-43

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Polaris Industries, Inc.	642	$51,919	0.03%
Pool Corporation	226	$9,397	0.01%
PVH Corp.	5,591	$523,989	0.33%
Ruby Tuesday, Inc.	528	$3,828	0.00%
Scientific Games Corporation - Class A ***	3,469	$28,706	0.02%
Shuffle Master, Inc. ***	5,100	$80,631	0.05%
Sonic Automotive Inc. - Class A	5,500	$104,390	0.07%
Stage Stores Inc.	4,031	$84,893	0.05%
Staples, Inc.	10,835	$124,819	0.08%
Steven Madden, Ltd. ***	908	$39,698	0.03%
The Cheesecake Factory Incorporated	3,472	$124,124	0.08%
The Children's Place Retail Stores, Inc. ***	5,225	$313,500	0.20%
The Pep Boys - Manny, Moe & Jack	3,856	$39,254	0.02%
Time Warner Cable Inc. - Class A	1,351	$128,426	0.08%
Time Warner Inc.	15,755	$714,253	0.45%
Tractor Supply Company	2,372	$234,567	0.15%
Viacom, Inc. - Class B	2,076	$111,253	0.07%
Virgin Media, Inc.	1,945	$57,222	0.04%
Warnaco Group Inc. ***	126	$6,539	0.00%
Whirlpool Corporation	7,476	$619,835	0.39%
Williams-Sonoma Inc.	26,576	$1,168,547	0.74%
Wynn Resorts Ltd.	10,224	$1,180,259	0.77%
Total Consumer Discretionary		$15,052,991	9.54%

Consumer Staples
Avon Products Inc.	2,073	$33,064	0.02%
ConAgra Foods, Inc.	15,254	$420,858	0.27%
Darling International Inc. ***	10,646	$194,715	0.12%
Energizer Holdings Inc.	273	$20,369	0.01%
General Mills, Inc.	24,364	$970,905	0.62%
Harris Teeter Supermarkets, Inc.	595	$23,110	0.01%
Ingredion Incorporated	2,368	$130,619	0.08%
Kellogg Company	2,423	$125,172	0.08%
McCormick & Company, Incorporated	401	$24,878	0.02%
Molson Coors Brewing Company	1,169	$52,663	0.03%
Monster Beverage Corporation ***	617	$33,355	0.02%
Prestige Brands Holdings, Inc. ***	2,103	$35,667	0.02%
PriceSmart Inc.	445	$33,695	0.02%
Procter & Gamble Co.	14,734	$1,021,950	0.65%
Ralcorp Holdings Inc. ***	14,369	$1,048,937	0.66%
Sanderson Farms, Inc.	303	$13,443	0.01%
Smithfield Foods, Inc. ***	8,453	$166,101	0.11%
The J. M. Smucker Company	5,405	$466,614	0.30%
The Kroger Co.	29,458	$693,441	0.44%

See Accompanying Notes to Financial Statements.

III-44

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Treehouse Foods, Inc. ***	1,465	$76,913	0.05%
Tyson Foods Inc. - Class A	7,629	$122,217	0.08%
United Natural Foods, Inc. ***	2,113	$123,505	0.08%
Universal Corporation	1,961	$99,854	0.06%
Walgreen Co.	31,590	$1,151,140	0.73%
Total Consumer Staples		$7,083,185	4.49%

Energy
Alpha Natural Resources, Inc. ***	39,037	$256,473	0.16%
Baker Hughes Incorporated	8,465	$382,872	0.24%
Bristow Group Inc.	538	$27,196	0.02%
Carrizo Oil & Gas Inc. ***	848	$21,208	0.01%
Cheniere Energy, Inc. ***	5,976	$92,807	0.06%
Chesapeake Energy Corporation	2,073	$39,118	0.02%
Comstock Resources Inc. ***	378	$6,948	0.00%
CONSOL Energy Inc.	2,727	$81,946	0.05%
Dresser-Rand Group Inc. ***	11,186	$616,460	0.41%
FMC Technologies, Inc. ***	3,471	$160,707	0.10%
Forest Oil Corporation ***	18,086	$152,827	0.10%
Geospace Technologies Corporation ***	287	$35,132	0.02%
Halliburton Company	10,315	$347,512	0.22%
Hess Corporation	3,528	$189,524	0.12%
Key Energy Services Inc. ***	7,457	$52,199	0.03%
Lufkin Industries Inc.	3,643	$196,066	0.12%
Newfield Exploration Co. ***	3,611	$113,097	0.07%
PDC Energy, Inc. ***	527	$16,669	0.01%
Rosetta Resources, Inc. ***	195	$9,339	0.01%
SM Energy Company	3,131	$169,418	0.11%
Superior Energy Services, Inc. ***	5,959	$122,279	0.08%
Total Energy		$3,089,797	1.96%

Financials
Apollo Investment Corporation	4,361	$34,365	0.02%
CapitalSource Inc.	264	$2,001	0.00%
Citigroup Inc.	7,173	$234,701	0.15%
City National Corporation	688	$35,439	0.02%
CME Group Inc.	19,829	$1,136,003	0.72%
E*TRADE Financial Corporation ***	13,075	$115,060	0.07%
Fidelity National Financial, Inc.	40,901	$874,872	0.55%
Fifth Third Bancorp	66,162	$1,025,842	0.65%
First Horizon National Corporation	97,959	$943,345	0.60%
First Midwest Bancorp Inc.	2,142	$26,904	0.02%
HCC Insurance Holdings, Inc.	950	$32,196	0.02%
Huntington Bancshares Incorporated	23,961	$165,211	0.10%

See Accompanying Notes to Financial Statements.

III-45

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Jefferies Group, Inc.	44,031	$602,784	0.38%
Jones Lang LaSalle Incorporated	450	$34,358	0.02%
KeyCorp	70,192	$613,478	0.39%
Loews Corporation	3,366	$138,881	0.09%
M&T Bank Corporation	12,217	$1,162,570	0.76%
MarketAxess Holdings Inc.	4,977	$157,323	0.10%
Morgan Stanley	39,356	$658,819	0.42%
New York Community Bancorp Inc.	3,534	$50,041	0.03%
Northwest Bancshares, Inc.	1,788	$21,867	0.01%
Old National Bancorp.	8,244	$112,201	0.07%
Old Republic International Corp.	5,752	$53,494	0.03%
Principal Financial Group Inc.	1,849	$49,812	0.03%
Progressive Corp.	44,400	$920,856	0.58%
SunTrust Banks, Inc.	20,965	$592,681	0.38%
TCF Financial Corporation	20,160	$240,710	0.15%
Texas Capital BancShares Inc. ***	1,768	$87,887	0.06%
The Hanover Insurance Group, Inc.	1,068	$39,794	0.03%
The Hartford Financial Services Group, Inc.	46,286	$899,800	0.57%
Tower Group Inc.	1,168	$22,659	0.01%
Waddell & Reed Financial Inc. - Class A	16,267	$533,070	0.34%
Webster Financial Corp.	7,588	$179,836	0.11%
Westamerica Bancorporation	1,763	$82,949	0.05%
Total Financials		$11,881,809	7.53%

Health Care
Achillion Pharmaceuticals, Inc. ***	50,343	$523,819	0.33%
Acorda Therapeutics, Inc. ***	2,102	$53,832	0.03%
Alexion Pharmaceuticals, Inc. ***	608	$69,555	0.04%
Allscripts Healthcare Solutions, Inc. ***	4,891	$60,746	0.04%
Ariad Pharmaceuticals Inc. ***	2,605	$63,067	0.04%
Becton, Dickinson and Company	8,952	$703,269	0.45%
BioMarin Pharmaceutical Inc. ***	1,510	$60,793	0.04%
Cepheid ***	736	$25,392	0.02%
Charles River Laboratories International, Inc. ***	2,997	$118,681	0.08%
Chemed Corporation	2,412	$167,127	0.11%
Community Health Systems, Inc. ***	14,819	$431,826	0.27%
Cubist Pharmaceuticals Inc. ***	11,485	$547,720	0.35%
DexCom, Inc. ***	4,161	$62,540	0.04%
Edwards Lifesciences Corp. ***	2,876	$308,796	0.20%
Eli Lilly & Co.	584	$27,687	0.02%
Endologix Inc. ***	756	$10,448	0.01%
Gilead Sciences Inc. ***	12,945	$858,642	0.54%
Haemonetics Corporation ***	1,486	$119,177	0.08%
Health Management Associates, Inc.	45,209	$379,304	0.24%

See Accompanying Notes to Financial Statements.

III-46

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Hill-Rom Holdings, Inc.	1,436	$41,730	0.03%
IDEXX Laboratories, Inc. ***	856	$85,044	0.05%
Insulet Corporation ***	2,778	$59,949	0.04%
Integra LifeSciences Holdings Corporation ***	240	$9,864	0.01%
IPC The Hospitalist Company, Inc. ***	1,231	$56,257	0.04%
Kindred Healthcare Inc. ***	4,464	$50,800	0.03%
Laboratory Corporation Of America Holdings ***	149	$13,778	0.01%
Lifepoint Hospitals Inc. ***	6,165	$263,739	0.17%
Luminex Corporation ***	1,689	$32,834	0.02%
Magellan Health Services Inc. ***	1,021	$52,694	0.03%
MEDNAX, Inc. ***	3,663	$272,710	0.17%
Meridian Bioscience Inc.	629	$12,064	0.01%
NPS Pharmaceuticals, Inc. ***	20,894	$193,270	0.12%
Nxstage Medical, Inc. ***	1,971	$26,037	0.02%
Owens & Minor Inc.	11,870	$354,676	0.22%
PDL BioPharma, Inc.	25,832	$198,906	0.13%
ResMed Inc.	4,732	$191,504	0.12%
Sirona Dental Systems Inc. ***	18,760	$1,068,570	0.65%
Steris Corp.	412	$14,614	0.01%
Teleflex Incorporated	3,555	$244,726	0.16%
The Cooper Companies Inc.	905	$85,486	0.05%
Thoratec Corp. ***	658	$22,767	0.01%
Universal Health Services Inc. - Class B	25,956	$1,186,968	0.75%
Vertex Pharmaceuticals Incorporated ***	1,959	$109,489	0.07%
Volcano Corporation ***	2,819	$80,539	0.05%
Waters Corp. ***	2,868	$238,990	0.15%
Watson Pharmaceuticals, Inc. ***	1,458	$124,163	0.08%
Wright Medical Group Inc. ***	4,207	$93,017	0.06%
Zimmer Holdings, Inc.	5,785	$391,182	0.25%
Total Health Care		$10,168,788	6.44%

Industrials
A. O. Smith Corporation	9,776	$562,511	0.36%
ABM Industries Incorporated	9,550	$180,782	0.11%
Acacia Research Corporation ***	5,426	$148,727	0.09%
Actuant Corporation - Class A	1,378	$39,438	0.02%
Acuity Brands, Inc.	864	$54,683	0.03%
AECOM Technology Corporation ***	332	$7,025	0.00%
AeroVironment, Inc. ***	2,202	$51,648	0.03%
AGCO Corporation ***	2,474	$117,466	0.07%
Alaska Air Group, Inc. ***	8,107	$284,231	0.18%
Ametek Inc.	6,326	$224,257	0.14%
Avery Dennison Corporation	2,560	$81,459	0.05%
Belden Inc.	404	$14,900	0.01%

See Accompanying Notes to Financial Statements.

III-47

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Brady Corp. - Class A	17,799	$521,155	0.33%
Briggs & Stratton Corporation	920	$17,176	0.01%
CH Robinson Worldwide Inc.	19,617	$1,149,164	0.73%
CLARCOR Inc.	1,617	$72,167	0.05%
Colfax Corporation ***	256	$9,388	0.01%
Curtiss-Wright Corp.	3,460	$113,142	0.07%
Deere & Company	8,045	$663,471	0.42%
Delta Air Lines Inc. ***	16,188	$148,282	0.09%
Deluxe Corp.	4,360	$133,242	0.08%
Dover Corporation	19,319	$1,149,287	0.73%
Dycom Industries Inc. ***	46	$661	0.00%
EnPro Industries, Inc. ***	1,494	$53,799	0.03%
ESCO Technologies Inc.	422	$16,395	0.01%
Expeditors International of Washington Inc.	1,438	$52,271	0.03%
Fluor Corporation	665	$37,426	0.02%
Forward Air Corp.	1,826	$55,529	0.04%
Franklin Electric Co., Inc.	1,338	$80,936	0.05%
General Electric Company	50,143	$1,138,748	0.72%
Heartland Express, Inc.	916	$12,238	0.01%
HEICO Corp.	371	$14,354	0.01%
Herman Miller Inc.	7,467	$145,158	0.09%
HNI Corporation	252	$6,429	0.00%
IDEX Corporation	9,039	$377,559	0.24%
Jacobs Engineering Group Inc. ***	483	$19,528	0.01%
Kaydon Corporation	6,259	$139,826	0.09%
KBR, Inc.	1,993	$59,431	0.04%
Knight Transportation Inc.	10,675	$152,653	0.10%
Mueller Industries Inc.	566	$25,736	0.02%
Old Dominion Fght Lines Inc. ***	5,194	$156,573	0.10%
Orbital Sciences Corp. ***	2,978	$43,360	0.03%
Oshkosh Corporation	16,372	$449,084	0.28%
Owens Corning ***	1,867	$62,470	0.04%
Pall Corporation	18,186	$1,154,629	0.74%
Quanex Building Products Corporation	3,002	$56,558	0.04%
Regal Beloit Corporation	584	$41,160	0.03%
Republic Services, Inc.	328	$9,023	0.01%
Rockwell Collins Inc.	10,375	$556,515	0.35%
Rollins Inc.	137	$3,204	0.00%
Roper Industries Inc.	1,636	$179,780	0.11%
Simpson Manufacturing Co., Inc.	279	$7,985	0.01%
Southwest Airlines Co.	56,815	$498,268	0.32%
Stanley Black & Decker, Inc.	15,210	$1,159,763	0.74%
Tetra Tech Inc. ***	106	$2,784	0.00%
The Brink's Company	1,626	$41,772	0.03%

See Accompanying Notes to Financial Statements.

III-48

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

The Corporate Executive Board Company	1,813	$97,231	0.06%
The GEO Group, Inc.	13,614	$376,699	0.24%
Titan Machinery, Inc. ***	568	$11,519	0.01%
United Continental Holdings, Inc. ***	7,138	$139,191	0.09%
United Stationers Inc.	865	$22,550	0.01%
US Airways Group, Inc. ***	11,953	$125,028	0.08%
Werner Enterprises Inc.	4,958	$105,903	0.07%
Total Industrials		$13,433,327	8.51%

Information Technology
Adobe Systems Inc. ***	11,219	$363,888	0.23%
Akamai Technologies, Inc. ***	2,245	$85,894	0.05%
Anixter International Inc. ***	1,052	$60,448	0.04%
Ansys, Inc. ***	9,170	$673,078	0.43%
Applied Materials Inc.	790	$8,820	0.01%
Autodesk, Inc. ***	1,301	$43,388	0.03%
Benchmark Electronics Inc. ***	4,204	$64,195	0.04%
Broadridge Financial Solutions, Inc.	7,910	$184,540	0.12%
Cabot Microelectronics Corporation ***	5,982	$210,207	0.13%
Cavium, Inc. ***	17,603	$586,356	0.37%
Cognex Corporation	3,448	$119,232	0.08%
Cognizant Technology Solutions Corporation ***	16,465	$1,150,739	0.73%
Computer Sciences Corporation	6,614	$213,037	0.13%
comScore, Inc. ***	2,482	$37,851	0.02%
Comtech Telecommunications Corp.	818	$22,610	0.01%
Concur Technologies, Inc. ***	1,624	$119,738	0.08%
Corning Incorporated	89,798	$1,180,844	0.75%
CoStar Group Inc. ***	240	$19,570	0.01%
Cypress Semiconductor Corporation	848	$9,078	0.01%
Diebold, Incorporated	825	$27,811	0.02%
Digital River Inc. ***	3,765	$62,725	0.04%
Diodes Incorporated ***	573	$9,747	0.01%
EarthLink Inc.	7,250	$51,693	0.03%
eBay Inc. ***	5,107	$247,026	0.16%
Electronic Arts Inc. ***	2,818	$35,760	0.02%
EMC Corporation ***	5,013	$136,705	0.09%
Emulex Corporation ***	1,793	$12,928	0.01%
Entegris, Inc. ***	371	$3,016	0.00%
FactSet Research Systems Inc.	1,026	$98,927	0.06%
Global Payments Inc.	1,993	$83,367	0.05%
Harris Corporation	22,650	$1,160,133	0.74%
Hittite Microwave Corporation ***	2,722	$150,989	0.10%
International Business Machines Corporation	4,914	$1,019,409	0.62%
International Rectifier Corporation ***	1,031	$17,207	0.01%

See Accompanying Notes to Financial Statements.

III-49

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

j2 Global, Inc.	3,178	$104,302	0.07%
Jabil Circuit Inc.	12,820	$239,990	0.15%
Jack Henry & Associates, Inc.	448	$16,957	0.01%
JDA Software Group Inc. ***	2,045	$64,990	0.04%
Linear Technology Corporation	5,316	$169,155	0.11%
LSI Corporation ***	7,467	$51,597	0.03%
Manhattan Associates, Inc. ***	5,447	$311,950	0.20%
Maxim Integrated Products, Inc.	1,798	$47,867	0.03%
MicroStrategy Inc. - Class A	183	$24,535	0.02%
National Instruments Corporation	64	$1,608	0.00%
Nuance Communications, Inc. ***	958	$23,845	0.02%
ON Semiconductor Corp. ***	2,085	$12,875	0.01%
OPNET Technologies Inc.	2,675	$91,137	0.06%
Oracle Corporation	17,160	$539,854	0.34%
OSI Systems, Inc. ***	2,270	$176,697	0.11%
Paychex, Inc.	1,092	$36,353	0.02%
Plantronics, Inc.	265	$9,362	0.01%
Polycom, Inc. ***	5,263	$51,841	0.03%
Red Hat, Inc. ***	10,161	$578,567	0.37%
Riverbed Technology, Inc. ***	50,419	$1,173,754	0.74%
Rofin-Sinar Technologies Inc. ***	3,374	$66,569	0.04%
Rovi Corporation ***	2,184	$31,690	0.02%
SAIC, Inc.	1,905	$22,936	0.01%
Sapient Corp. ***	15,046	$160,390	0.10%
Semtech Corp. ***	2,429	$61,065	0.04%
Skyworks Solutions, Inc. ***	3,116	$73,413	0.05%
Solera Holdings Inc.	4,262	$186,974	0.12%
Stamps.com Inc. ***	1,906	$44,105	0.03%
SYNNEX Corp. ***	57	$1,857	0.00%
Synopsys Inc. ***	1,728	$57,015	0.04%
Take-Two Interactive Software Inc. ***	8,142	$85,002	0.05%
Texas Instruments Inc.	17,853	$491,939	0.31%
The Western Union Company	18,799	$342,518	0.22%
TIBCO Software Inc. ***	19,373	$585,549	0.37%
Trimble Navigation Limited ***	82	$3,908	0.00%
TTM Technologies Inc. ***	5,129	$48,315	0.03%
Ultratech, Inc. ***	805	$25,261	0.02%
Unisys Corporation ***	584	$12,159	0.01%
ValueClick, Inc. ***	7,287	$125,045	0.08%
ViaSat Inc. ***	1,219	$45,566	0.03%
Volterra Semiconductor Corporation ***	3,939	$86,146	0.05%
Western Digital Corporation	21,904	$848,342	0.54%
Zebra Technologies Corp. - Class A ***	1,488	$55,785	0.04%
Total Information Technology		$15,459,741	9.80%

See Accompanying Notes to Financial Statements.

III-50

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Materials
Allied Nevada Gold Corp. ***	16,048	$626,835	0.40%
AptarGroup, Inc.	234	$12,100	0.01%
Bemis Company, Inc.	5,026	$158,168	0.10%
Calgon Carbon Corporation ***	4,230	$60,531	0.04%
Century Aluminum Company ***	31,606	$226,296	0.14%
Coeur D'Alene Mines Corporation ***	14,303	$412,355	0.26%
Crown Holdings, Inc. ***	897	$32,965	0.02%
Freeport-McMoRan Copper & Gold Inc. - Class B	5,697	$225,487	0.14%
Greif, Inc. - Class A	69	$3,048	0.00%
H.B. Fuller Company	3,644	$111,798	0.07%
Haynes International Inc.	401	$20,912	0.01%
Kaiser Aluminum Corporation	1,034	$60,375	0.04%
LSB Industries Inc. ***	6,125	$268,704	0.17%
MeadWestvaco Corporation	1,262	$38,617	0.02%
Minerals Technologies Inc.	2,472	$175,339	0.11%
OM Group Inc. ***	1,319	$24,454	0.02%
Packaging Corp. Of America	31,640	$1,148,532	0.73%
PolyOne Corporation	7,137	$118,260	0.07%
Reliance Steel & Aluminum Co.	1,237	$64,757	0.04%
Royal Gold, Inc.	273	$27,254	0.02%
Sonoco Products Co.	3,380	$104,746	0.07%
Worthington Industries, Inc.	1,970	$42,670	0.03%
Total Materials		$3,964,203	2.51%

Telecommunication Services
AT&T, Inc.	30,518	$1,150,525	0.73%
Cogent Communications Group Inc. ***	602	$13,840	0.01%
MetroPCS Communications, Inc. ***	59,890	$701,312	0.44%
Total Telecommunication Services		$1,865,677	1.18%

Utilities
AGL Resources Inc.	5,036	$206,023	0.13%
American Water Works Company, Inc.	3,073	$113,885	0.07%
Black Hills Corporation	23,870	$849,056	0.54%
Exelon Corporation	8,036	$285,921	0.18%
Great Plains Energy Incorporated	1,650	$36,729	0.02%
IdaCorp, Inc.	5,484	$237,293	0.15%
Integrys Energy Group, Inc.	2,370	$123,714	0.08%
ITC Holdings Corp.	1,817	$137,329	0.09%
National Fuel Gas Co.	645	$34,856	0.02%
New Jersey Resources Corp.	1,332	$60,899	0.04%
NiSource Inc.	5,969	$152,090	0.10%

See Accompanying Notes to Financial Statements.

III-51

THE CAMPBELL MULTI-STRATEGY TRUST

COMPLETE SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (Unaudited)

Northwest Natural Gas Company	2,084	$102,616	0.07%
Northwestern Corporation	2,008	$72,750	0.05%
NRG Energy, Inc.	16,231	$347,181	0.22%
OGE Energy Corp.	4,407	$244,412	0.15%
Pepco Holdings, Inc.	3,137	$59,289	0.04%
Pinnacle West Capital Corporation	1,161	$61,301	0.04%
Public Service Enterprise Group Inc.	5,873	$188,993	0.12%
TECO Energy, Inc.	3,799	$67,394	0.04%
UGI Corp.	7,906	$251,016	0.16%
UIL Holdings Corporation	3,712	$133,112	0.08%
UNS Energy Corporation	3,896	$163,087	0.10%
Total Utilities		$3,928,946	2.49%

Total United States		$85,928,464	54.45%

Total investment securities sold short
(proceeds - $119,422,883)		$119,981,273	76.02%

*	Non-income producing security.

**	Pledged as collateral for the trading of forward currency contracts.

***	Security did not pay a dividend during the previous twelve months.

Adr	American Depository Receipt.

RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III-52

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the “Trust”) engages in the speculative trading of securities, futures contracts and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's schedule of investments are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

C.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2.	PORTFOLIO VALUATION

A.	Futures and Forward Currency Contracts

Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and fair value) are reflected in the statement of assets and liabilities. The fair value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The fair value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

B.	Investment Securities

Securities transactions are recorded on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates fair value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (“U.S.”) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Campbell & Company Investment Adviser (the “Investment Adviser”), those securities may be valued at fair value as determined in good faith by the Investment Adviser.

C.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Government Securities. See Note 2.A. for a discussion of the observable inputs used in calculating fair value.

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the nine-month period ended September 30, 2012, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2012.

	Fair Value at September 30, 2012
Description*	Level 1	Level 2	Level 3	Total

Assets
Common Stocks	$120,018,911	$0	$0	$120,018,911
U.S. Government Securities	0	6,498,508	0	6,498,508
Exchange traded futures contracts
Agricultural	250,459	0	0	250,459
Energy	695,664	0	0	695,664
Long-term interest rates	1,389,342	0	0	1,389,342
Metals	2,832,228	0	0	2,832,228
Short-term interest rates	505,670	0	0	505,670
Stock indices	144,966	0	0	144,966
Forward currency contracts		7,798,965		7,798,965
Total Assets	$125,837,240	$14,297,473	$0	$140,134,713

Liabilities
Common Stocks	$(119,981,273)	$0	$0	$(119,981,273)
Exchange traded futures contracts
Agricultural	(468,219)	0	0	(468,219)
Energy	(21,268)	0	0	(21,268)
Long-term interest rates	(137,709)	0	0	(137,709)
Metals	(2,490,813)	0	0	(2,490,813)
Short-term interest rates	(43,502)	0	0	(43,502)
Stock indices	(1,140,767)	0	0	(1,140,767)
Forward currency contracts	0	(6,050,153)	0	(6,050,153)
Total Liabilities	$(124,283,551)	$(6,050,153)	$0	$(130,333,704)

* See the Complete Schedule of Investments for additional detail categorization.

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

Note 3.	INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at September 30, 2012 was as follows:

Investment securities	$126,517,419
Securities sold short	(119,981,273)
Open forward currency contracts	1,464,232
Open futures contracts	536,089

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $1,264,542 (gross unrealized appreciation was $3,480,164 and gross unrealized depreciation was $2,215,622).

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 29, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	November 29, 2012

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	November 29, 2012